UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

The Registrant is filing this amendment to the Form N-CSR for the annual period ended August 31, 2020, originally filed with the Securities and Exchange Commission on October 30, 2020 by the Registrant (811-03313) (Accession Number 0000897101-20-000847), to restate the financial statements of First American Government Obligations Fund (the "Fund") for the annual period ended August 31, 2020 to account for shares issued in excess of amounts authorized by the Fund's board of directors, as described in Note 8 to the financial statements, as a liability.

The effects of this restatement on the Fund's financial statements for the annual period ended August 31, 2020 are described in Note 9 to the financial statements.

The Registrant is refiling the entire report on Form N-CSR for the annual period ended August 31, 2020 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 9, the information contained herein has not been updated for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to be current as of the date of the original filing.

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2020.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide performance fact sheets on all First American Funds and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Mark E. Gaumond	Eric J. Thole
Chair of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

2	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	3

Holdings Summaries (unaudited)

Government Obligations Fund

Portfolio Allocation as of August 31, 2020[1] (% of net assets) (as restated, note 9)
U.S. Treasury Debt	39.2%
U.S. Government Agency Debt	39.2
U.S. Treasury Repurchase Agreements	30.3
U.S. Government Agency Repurchase Agreements	6.5
Investment Companies	1.0
Other Assets and Liabilities, Net[2]	(16.2)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of August 31, 2020[1] (% of net assets)
Financial Company Commercial Paper	24.9%
Other Repurchase Agreements	19.2
Certificates of Deposit	17.7
Asset Backed Commercial Paper	10.9
Non-Negotiable Time Deposits	9.4
U.S. Treasury Repurchase Agreements	6.6
Variable Rate Demand Notes	6.0
Non-Financial Company Commercial Paper	3.6
Other Instruments	1.7
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of August 31, 2020[1] (% of net assets)
Financial Company Commercial Paper	24.5%
Other Repurchase Agreements	18.1
Certificates of Deposit	17.1
Asset Backed Commercial Paper	14.3
Non-Negotiable Time Deposits	8.8
U.S. Treasury Repurchase Agreements	8.7
Variable Rate Demand Notes	4.8
Non-Financial Company Commercial Paper	2.7
Other Instruments	1.0
100.0%

Retail Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2020[1,3] (% of net assets)
Variable Rate Demand Notes	75.3%
Non-Financial Company Commercial Paper	16.8
Other Municipal Securities	7.8
Other Assets and Liabilities, Net[2]	0.1
100.0%

4	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Treasury Obligations Fund

Portfolio Allocation as of August 31, 2020[1] (% of net assets)
U.S. Treasury Debt	61.2%
U.S. Treasury Repurchase Agreements	41.3
Other Assets and Liabilities, Net[2]	(2.5)
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2020[1] (% of net assets)
U.S. Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	5

Expense Examples (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2020 to August 31, 2020.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Government Obligations Fund (as restated, note 9)
	Beginning Account Value (3/1/2020)	Ending Account Value (8/31/2020)	Expenses Paid During Period[1] (3/1/2020 to 8/31/2020)
Class A Actual[2]	$1,000.00	$1,000.32	$1.71
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.43	$1.73
Class D Actual[2]	$1,000.00	$1,000.40	$1.61
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	$1.63
Class P Actual[2]	$1,000.00	$1,001.28	$0.75
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	$0.76
Class U Actual[2]	$1,000.00	$1,001.41	$0.60
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.61
Class V Actual[2]	$1,000.00	$1,000.75	$1.26
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.27
Class X Actual[2]	$1,000.00	$1,001.31	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71
Class Y Actual[2]	$1,000.00	$1,000.52	$1.51
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53
Class Z Actual[2]	$1,000.00	$1,001.14	$1.61
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$1.63
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.34%, 0.32%, 0.15%, 0.12%, 0.25%, 0.14%, 0.30% and 0.32% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2020 of 0.03%, 0.04%, 0.13%, 0.14%, 0.08%, 0.13%, 0.05%, and 0.11% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
	Beginning Account Value (3/1/2020)	Ending Account Value (8/31/2020)	Expenses Paid During Period[3] (3/1/2020 to 8/31/2020)
Class T Actual[4]	$1,000.00	$1,000.92	$1.81
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.33	$1.83
Class V Actual[4]	$1,000.00	$1,001.38	$1.46
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48
Class Y Actual[4]	$1,000.00	$1,000.88	$1.96
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.18	$1.98
Class Z Actual[4]	$1,000.00	$1,002.09	$0.75
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	$0.76
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.36%, 0.29%, 0.39%, and 0.15% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2020 of 0.09%, 0.14%, 0.09%, and 0.21% for Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	7

Expense Examples (unaudited)

Retail Prime Obligations Fund
	Beginning Account Value (3/1/2020)	Ending Account Value (8/31/2020)	Expenses Paid During Period[1] (3/1/2020 to 8/31/2020)
Class A Actual[2]	$1,000.00	$1,000.73	$2.36
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39
Class T Actual[2]	$1,000.00	$1,001.22	$1.86
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88
Class V Actual[2]	$1,000.00	$1,001.60	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53
Class X Actual[2]	$1,000.00	$1,002.38	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71
Class Y Actual[2]	$1,000.00	$1,001.07	$2.01
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03
Class Z Actual[2]	$1,000.00	$1,002.08	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02
[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.47%, 0.37%, 0.30%, 0.14%, 0.40%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2020 of 0.07%, 0.12%, 0.16%, 0.24%, 0.11%, and 0.21% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
	Beginning Account Value (3/1/2020)	Ending Account Value (8/31/2020)	Expenses Paid During Period[3] (3/1/2020 to 8/31/2020)
Class A Actual[4]	$1,000.00	$1,001.75	$2.01
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03
Class V Actual[4]	$1,000.00	$1,002.55	$1.41
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$1.42
Class Y Actual[4]	$1,000.00	$1,002.19	$1.76
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78
Class Z Actual[4]	$1,000.00	$1,002.98	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.28%, 0.35%, and 0.20% for Class A, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2020 of 0.18%, 0.26%, 0.22%, and 0.30% for Class A, Class V, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Treasury Obligations Fund
	Beginning Account Value (3/1/2020)	Ending Account Value (8/31/2020)	Expenses Paid During Period[1] (3/1/2020 to 8/31/2020)
Class A Actual[2]	$1,000.00	$1,000.27	$1.56
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.58	$1.58
Class D Actual[2]	$1,000.00	$1,000.34	$1.46
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48
Class P Actual[2]	$1,000.00	$1,001.13	$0.70
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71
Class V Actual[2]	$1,000.00	$1,000.60	$1.21
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.22
Class X Actual[2]	$1,000.00	$1,001.14	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71
Class Y Actual[2]	$1,000.00	$1,000.44	$1.41
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$1.42
Class Z Actual[2]	$1,000.00	$1,000.99	$0.86
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.87
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.31%, 0.29%, 0.14%, 0.24%, 0.14%, 0.28%, and 0.17% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2020 of 0.03%, 0.03%, 0.11%, 0.06%, 0.11%, 0.04%, and 0.10% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively.

U.S. Treasury Money Market Fund
	Beginning Account Value (3/1/2020)	Ending Account Value (8/31/2020)	Expenses Paid During Period[3] (3/1/2020 to 8/31/2020)
Class A Actual[4]	$1,000.00	$1,000.25	$1.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78
Class D Actual[4]	$1,000.00	$1,000.35	$1.56
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.58	$1.58
Class V Actual[4]	$1,000.00	$1,000.74	$1.31
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.32
Class Y Actual[4]	$1,000.00	$1,000.51	$1.46
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48
Class Z Actual[4]	$1,000.00	$1,001.05	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	$0.92
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.35%, 0.31%, 0.26%, 0.29%, and 0.18% for Class A, Class D, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2020 of 0.03%, 0.03%, 0.07%, 0.05%, and 0.11% for Class A, Class D, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	9

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First American Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc., comprising the Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, (collectively referred to as the “Funds”), including the schedules of investments, as of August 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the First American Funds, Inc. at August 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Restatement of August 31, 2020 Financial Statements

As discussed in Note 9 to the financial statements, the August 31, 2020 financial statements have been restated to correct a misstatement related to the accounting for the over-issuance of shares previously accounted for as equity rather than as liabilities.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with

10	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the First American Funds, Inc. since 1999.

Minneapolis, MN

October 23, 2020, except as to Note 9, which is as of May 3, 2023

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	11

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Government Obligations Fund
  (as restated, note 9)

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 39.2%
U. S. Treasury Bills
0.102%, 09/01/2020 €	$575,000	$575,000
0.135%, 09/03/2020 €	750,000	749,994
0.147%, 09/08/2020 €	1,275,000	1,274,964
0.169%, 09/10/2020 €	175,000	174,993
0.230%, 09/15/2020 €	480,000	479,958
0.127%, 09/17/2020 €	250,000	249,986
0.089%, 09/22/2020 €	1,300,000	1,299,934
0.135%, 09/24/2020 €	800,000	799,932
0.102%, 09/29/2020 €	1,200,000	1,199,909
0.156%, 10/01/2020 €	350,000	349,955
0.092%, 10/06/2020 €	900,000	899,920
0.150%, 10/08/2020 €	250,000	249,962
0.118%, 10/13/2020 €	300,000	299,959
0.123%, 10/15/2020 €	75,000	74,989
0.130%, 10/20/2020 €	1,125,000	1,124,804
0.118%, 10/22/2020 €	450,000	449,926
0.104%, 10/27/2020 €	150,000	149,979
0.117%, 10/29/2020 €	1,000,000	999,815
0.178%, 11/03/2020 €	150,000	149,954
0.093%, 11/05/2020 €	560,000	559,908
0.090%, 11/10/2020 €	24,613	24,609
0.140%, 11/12/2020 €	1,420,000	1,419,608
0.137%, 11/19/2020 €	400,000	399,881
0.136%, 11/27/2020 €	550,000	549,822
0.168%, 12/03/2020 €	1,200,000	1,199,654
0.109%, 12/08/2020 €	450,000	449,868
0.193%, 12/17/2020 €	100,000	99,944
0.133%, 12/29/2020 €	150,000	149,935
0.170%, 12/31/2020 €	125,000	124,930
0.164%, 01/07/2021 €	300,000	299,827
0.115%, 01/12/2021 €	300,000	299,875
0.155%, 01/14/2021 €	100,000	99,943
0.133%, 01/21/2021 €	800,000	799,586
0.131%, 01/28/2021 €	300,000	299,839
0.110%, 02/02/2021 € ê	100,000	99,954
0.104%, 02/04/2021 €	450,000	449,799
0.118%, 02/11/2021 €	300,000	299,842
0.121%, 02/18/2021 €	400,000	399,775
0.136%, 02/25/2021 €	360,000	359,762
0.125%, 04/22/2021 €	230,150	229,966
0.168%, 05/20/2021 €	255,000	254,694
0.127%, 08/12/2021 €	125,000	124,850
U. S. Treasury Notes
2.000%, 09/30/2020	150,000	150,043
2.750%, 09/30/2020	325,000	325,283
1.750%, 11/15/2020	50,000	50,014
2.000%, 11/30/2020	140,000	140,122
2.750%, 11/30/2020	205,000	205,566
1.750%, 12/31/2020	200,000	200,112
2.375%, 12/31/2020	30,000	30,075
2.500%, 12/31/2020	240,000	240,695

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE >
2.000%, 01/15/2021	$275,000	$276,001
0.215% (3 Month
U.S. Treasury Money
Market Yield + 0.115%),
01/31/2021 ∆	565,000	564,900
1.250%, 03/31/2021	300,000	301,173
0.239% (3 Month
U.S. Treasury Money
Market Yield + 0.139%),
04/30/2021 ∆	50,000	49,982
1.625%, 06/30/2021	25,000	25,295
2.625%, 07/15/2021	375,000	383,110
2.000%, 08/31/2021	130,000	132,410
0.400% (3 Month
U.S. Treasury Money
Market Yield + 0.300%),
10/31/2021 ∆	175,000	175,157
Total U.S. Treasury Debt
(Cost $23,799,742)		23,799,742

U.S. Government
Agency Debt – 39.2%
Federal Farm Credit Bank
0.201% (3 Month
LIBOR USD – 0.130%),
09/04/2020 ∆	50,000	50,000
0.205% (U.S. Federal
Funds Effective Rate +
0.125%), 09/04/2020 ∆	50,000	50,000
0.205% (1 Month
LIBOR USD + 0.050%),
09/10/2020 ∆	100,000	100,000
0.123% (1 Month
LIBOR USD – 0.040%),
09/11/2020 ∆	50,000	50,000
0.187% (1 Month
LIBOR USD + 0.035%),
09/18/2020 ∆	10,000	10,000
0.175% (1 Month
LIBOR USD + 0.000%),
09/25/2020 ∆	79,560	79,559
0.185% (1 Month
LIBOR USD + 0.010%),
09/25/2020 ∆	125,000	124,999
1.440%, 09/25/2020 €	50,000	49,953
0.181% (1 Month
LIBOR USD + 0.020%),
10/19/2020 ∆	280,300	280,295
0.210% (U.S. Federal
Funds Effective Rate +
0.130%), 10/23/2020 ∆	25,000	25,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE >
0.135% (3 Month
LIBOR USD – 0.135%),
10/29/2020 ∆	$50,000	$50,000
0.270% (FCPR DLY –
2.980%), 11/12/2020 ∆	63,927	63,939
0.150% (3 Month
LIBOR USD – 0.130%),
11/16/2020 ∆	75,000	75,000
0.558%, 11/16/2020 €	50,000	49,942
0.175% (1 Month
LIBOR USD + 0.005%),
11/27/2020 ∆	200,000	199,998
0.126% (3 Month
LIBOR USD – 0.120%),
11/30/2020 ∆	150,000	150,000
0.558%, 12/01/2020 €	48,620	48,552
0.324%, 12/04/2020 €	50,000	49,958
0.183% (1 Month
LIBOR USD + 0.025%),
12/14/2020 ∆	50,000	49,999
0.206% (3 Month
LIBOR USD – 0.100%),
12/28/2020 ∆	65,000	65,000
0.221% (1 Month
LIBOR USD + 0.065%),
12/28/2020 ∆	100,000	100,000
0.160% (1 Month
LIBOR USD + 0.005%),
12/29/2020 ∆	125,000	125,000
0.255% (1 Month
LIBOR USD + 0.100%),
12/30/2020 ∆	50,000	49,998
0.189% (1 Month
LIBOR USD + 0.025%),
01/13/2021 ∆	100,000	99,998
0.150% (SOFR + 0.080%),
01/14/2021 ∆	36,000	36,000
0.175% (SOFR + 0.105%),
01/15/2021 ∆	40,000	40,000
0.222% (1 Month
LIBOR USD + 0.060%),
01/15/2021 ∆	50,000	50,000
0.196% (1 Month
LIBOR USD + 0.035%),
01/19/2021 ∆	50,000	50,000
0.324%, 01/22/2021 €	50,000	49,936
0.209% (1 Month
LIBOR USD + 0.035%),
01/26/2021 ∆	25,000	24,999
0.196% (1 Month
LIBOR USD + 0.040%),
01/28/2021 ∆	100,000	100,000
0.172%, 02/04/2021 €	100,000	99,926

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE >
0.230% (3 Month
U.S. Treasury Money
Market Yield + 0.130%),
02/08/2021 ∆	$125,000	$124,997
0.345%, 02/10/2021 €	25,000	24,962
0.198% (1 Month
LIBOR USD + 0.035%),
02/11/2021 ∆	125,000	125,000
0.212% (1 Month
LIBOR USD + 0.050%),
02/16/2021 ∆	50,000	49,989
0.365%, 02/17/2021 €	50,000	49,916
0.200% (U.S. Federal
Funds Effective Rate +
0.120%), 02/22/2021 ∆	45,000	45,000
0.294%, 02/22/2021 €	75,000	74,895
0.200% (1 Month
LIBOR USD + 0.045%),
03/01/2021 ∆	146,400	146,400
0.182%, 03/03/2021 €	70,000	69,936
0.177% (1 Month
LIBOR USD + 0.015%),
03/17/2021 ∆	75,000	75,000
0.190% (SOFR + 0.120%),
03/18/2021 ∆	25,000	25,000
0.193%, 04/07/2021 €	24,000	23,972
0.182%, 04/08/2021 €	30,000	29,967
0.207% (1 Month
LIBOR USD + 0.045%),
04/16/2021 ∆	75,000	75,000
0.171% (1 Month
LIBOR USD + 0.010%),
04/19/2021 ∆	46,100	46,090
0.261% (1 Month
LIBOR USD + 0.090%),
04/21/2021 ∆	135,000	135,002
0.152%, 04/27/2021 €	50,000	49,950
0.245% (1 Month
LIBOR USD + 0.090%),
05/04/2021 ∆	50,000	49,998
0.203%, 05/05/2021 €	50,000	49,932
0.132%, 05/06/2021 €	35,000	34,969
0.170% (SOFR + 0.100%),
05/07/2021 ∆	23,000	23,000
0.199% (1 Month
LIBOR USD + 0.035%),
05/13/2021 ∆	225,000	224,999
0.180% (SOFR + 0.110%),
05/18/2021 ∆	125,000	125,000
0.190% (U.S. Federal
Funds Effective Rate +
0.110%), 05/28/2021 ∆	25,000	25,000

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	13

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE >
0.240% (3 Month
U.S. Treasury Money
Market Yield + 0.140%),
05/28/2021 ∆	$25,000	$25,000
0.193%, 06/01/2021 €	50,000	49,928
0.196% (1 Month
LIBOR USD + 0.040%),
06/03/2021 ∆	90,000	90,000
0.240% (FCPR DLY –
3.010%), 06/07/2021 ∆	175,000	175,000
0.150% (SOFR + 0.080%),
06/10/2021 ∆	45,000	45,000
0.178% (1 Month
LIBOR USD + 0.020%),
06/14/2021 ∆	135,000	134,991
0.180%, 06/23/2021	50,000	49,993
0.220% (FCPR DLY -
3.030%), 06/23/2021 ∆	30,000	30,000
0.315% (1 Month
LIBOR USD + 0.160%),
07/01/2021 ∆	100,000	100,000
0.142%, 07/06/2021 €	30,000	29,964
0.235% (1 Month
LIBOR USD + 0.080%),
07/08/2021 ∆	183,000	183,000
0.145% (SOFR + 0.075%),
07/09/2021 ∆	38,000	38,000
0.180% (FCPR DLY –
3.070%), 07/19/2021 ∆	50,000	50,000
0.142%, 07/21/2021 €	15,000	14,981
0.254% (1 Month
LIBOR USD + 0.080%),
07/26/2021 ∆	35,000	35,000
0.470% (1 Month LIBOR
USD + 0.300%),
07/27/2021 ∆	7,000	7,013
0.257% (1 Month
LIBOR USD + 0.100%),
08/05/2021 ∆	75,000	75,000
0.155% (1 Month
LIBOR USD + 0.000%),
08/09/2021 ∆	26,100	26,074
0.125%, 08/12/2021	100,000	99,994
0.244% (1 Month
LIBOR USD + 0.080%),
08/13/2021 ∆	50,000	50,000
0.135% (SOFR + 0.065%),
08/20/2021 ∆	26,000	26,000
0.163% (1 Month
LIBOR USD – 0.020%),
08/23/2021 ∆	150,000	149,992
0.263% (1 Month
LIBOR USD + 0.080%),
08/23/2021 ∆	180,000	179,998

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE >
0.155% (1 Month
LIBOR USD + 0.000%),
09/10/2021 ∆	$145,500	$145,485
0.145% (SOFR + 0.075%),
09/13/2021 ∆	20,000	20,000
0.254% (1 Month
LIBOR USD + 0.090%),
09/13/2021 ∆	23,000	23,000
0.315% (1 Month
LIBOR USD + 0.160%),
10/04/2021 ∆	115,000	115,000
0.285% (1 Month
LIBOR USD + 0.130%),
10/08/2021 ∆	100,000	100,000
0.260% (SOFR + 0.190%),
10/15/2021 ∆	50,000	50,000
0.152% (1 Month
LIBOR USD + 0.000%),
10/18/2021 ∆	50,000	50,008
0.272% (1 Month
LIBOR USD + 0.120%),
10/18/2021 ∆	96,500	96,500
0.168% (1 Month
LIBOR USD + 0.010%),
10/20/2021 ∆	100,000	100,002
0.283% (1 Month
LIBOR USD + 0.100%),
10/22/2021 ∆	17,000	17,016
0.280% (SOFR + 0.210%),
10/28/2021 ∆	35,000	35,000
0.261% (1 Month
LIBOR USD + 0.105%),
11/02/2021 ∆	160,000	160,000
0.287% (1 Month
LIBOR USD + 0.130%),
11/05/2021 ∆	18,000	18,029
0.240% (3 Month
U.S. Treasury Money
Market Yield + 0.140%),
11/08/2021 ∆	39,500	39,444
0.242% (1 Month
LIBOR USD + 0.090%),
11/18/2021 ∆	100,000	100,000
0.260% (SOFR + 0.190%),
11/18/2021 ∆	47,000	47,000
0.194% (1 Month
LIBOR USD + 0.020%),
11/26/2021 ∆	25,000	25,000
0.265% (1 Month
LIBOR USD + 0.110%),
12/10/2021 ∆	25,000	25,000
0.183% (1 Month
LIBOR USD + 0.000%),
12/22/2021 ∆	360,000	359,953

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE >
0.283% (1 Month
LIBOR USD + 0.100%),
12/23/2021 ∆	$8,000	$8,012
0.161% (1 Month
LIBOR USD + 0.005%),
12/28/2021 ∆	50,000	49,997
0.185% (1 Month
LIBOR USD + 0.030%),
12/29/2021 ∆	20,000	20,003
0.250% (U.S. Federal
Funds Effective Rate +
0.170%), 01/13/2022 ∆	50,000	50,000
0.140% (SOFR + 0.070%),
02/17/2022 ∆	50,000	50,000
0.280% (U.S. Federal
Funds Effective Rate +
0.200%), 02/17/2022 ∆	185,000	185,109
0.195% (SOFR + 0.125%),
03/09/2022 ∆	19,000	19,000
0.240% (SOFR + 0.170%),
05/16/2022 ∆	20,000	20,021
0.270% (SOFR + 0.200%),
06/23/2022 ∆	40,000	40,000
0.260% (SOFR + 0.190%),
07/14/2022 ∆	46,000	46,000
0.260% (U.S. Federal
Funds Effective Rate +
0.180%), 07/20/2022 ∆	100,000	100,000
0.155% (SOFR + 0.085%),
07/25/2022 ∆	75,000	74,993
0.215% (SOFR + 0.145%),
07/28/2022 ∆	61,000	61,000
0.140% (SOFR + 0.070%),
08/11/2022 ∆	60,000	60,000
0.170% (U.S. Federal
Funds Effective Rate +
0.090%), 08/26/2022 ∆	200,000	200,000
0.165% (SOFR + 0.095%),
09/02/2022 ê ∆	50,000	50,000
Federal Home Loan Bank
0.071%, 09/01/2020 €	1,283,786	1,283,786
0.110% (SOFR + 0.030%),
09/04/2020 ∆	175,000	175,000
0.502%, 09/09/2020 €	75,000	74,992
0.155% (SOFR + 0.085%),
09/11/2020 ∆	287,000	287,000
0.229%, 09/11/2020 €	228,000	227,986
0.170% (SOFR + 0.100%),
09/15/2020 ∆	100,000	100,000
0.087% (1 Month
LIBOR USD – 0.065%),
09/18/2020 ∆	125,000	125,000
0.194%, 09/18/2020 €	205,038	205,019
0.527%, 09/21/2020 €	300,000	299,913
0.221%, 09/23/2020 €	284,240	284,202

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE >
0.382%, 09/25/2020 €	$110,000	$109,972
0.115% (SOFR + 0.045%),
09/28/2020 ∆	53,000	53,000
0.306% (1 Month
LIBOR USD + 0.150%),
09/28/2020 ∆	10,670	10,671
0.162%, 10/01/2020 €	39,930	39,925
0.175% (SOFR + 0.105%),
10/01/2020 ∆	55,000	55,000
0.194%, 10/07/2020 €	150,000	149,971
0.190% (SOFR + 0.120%),
10/07/2020 ∆	34,000	34,000
0.203%, 10/13/2020 €	29,500	29,493
0.294%, 10/15/2020 €	200,000	199,929
0.200% (SOFR + 0.130%),
10/16/2020 ∆	125,000	125,000
0.165% (SOFR + 0.095%),
10/19/2020 ∆	50,000	50,000
0.091%, 10/21/2020 €	200,000	199,975
0.103% (SOFR + 0.033%),
10/21/2020 ∆	250,000	250,000
0.174% (1 Month
LIBOR USD + 0.000%),
10/26/2020 ∆	50,000	50,000
0.267%, 10/26/2020 €	190,103	190,027
0.146%, 10/28/2020 €	215,433	215,384
0.527%, 10/30/2020 €	50,000	49,957
0.100% (SOFR + 0.030%),
11/06/2020 ∆	41,000	41,000
0.080% (SOFR + 0.010%),
11/12/2020 ∆	300,000	300,000
0.113%, 11/12/2020 €	200,000	199,956
0.110%, 11/13/2020 €	100,000	99,978
0.162% (1 Month
LIBOR USD + 0.000%),
11/16/2020 ∆	75,000	75,000
0.085% (3 Month
LIBOR USD – 0.195%),
11/16/2020 ∆	40,000	40,000
0.284%, 11/16/2020 €	50,000	49,970
0.102%, 11/18/2020 €	200,000	199,956
0.100%, 11/19/2020	175,000	174,998
0.181%, 11/25/2020 €	413,368	413,194
0.090% (SOFR + 0.020%),
11/25/2020 ∆	225,000	225,000
0.345%, 12/01/2020 €	50,000	49,957
0.160% (SOFR + 0.090%),
12/04/2020 ∆	25,000	25,000
0.090% (SOFR + 0.020%),
12/11/2020 ∆	300,000	300,000
0.253%, 12/14/2020 €	100,000	99,928
0.173% (3 Month
LIBOR USD – 0.135%),
12/18/2020 ∆	16,100	16,094
0.332%, 12/18/2020 €	128,050	127,924

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	15

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE >
0.345%, 12/23/2020 €	$40,000	$39,957
0.345%, 12/29/2020 €	100,000	99,888
0.345%, 12/30/2020 €	150,000	149,830
0.165%, 01/06/2021 €	213,000	212,878
0.107% (3 Month
LIBOR USD – 0.170%),
01/08/2021 ∆	75,000	75,000
0.200%, 01/19/2021	100,000	100,001
0.120% (SOFR + 0.050%),
01/22/2021 ∆	60,500	60,500
0.140% (3 Month
LIBOR USD – 0.105%),
01/25/2021 ∆	50,000	50,000
0.527%, 01/25/2021 €	99,100	98,891
0.120% (SOFR + 0.050%),
01/28/2021 ∆	55,000	55,000
0.100% (SOFR + 0.030%),
01/29/2021 ∆	100,000	100,000
0.110% (SOFR + 0.040%),
02/09/2021 ∆	100,000	100,000
0.126%, 02/10/2021 €	11,000	10,994
0.138% (1 Month
LIBOR USD – 0.030%),
02/12/2021 ∆	125,000	125,000
0.120%, 02/17/2021	75,000	74,997
1.500%, 02/18/2021	74,000	74,017
0.100% (SOFR + 0.030%),
02/19/2021 ∆	180,000	180,000
0.105% (SOFR + 0.035%),
02/25/2021 ∆	56,500	56,500
0.119%, 02/26/2021 €	100,000	99,942
0.456%, 03/08/2021 €	75,000	74,824
0.404%, 03/09/2021 €	182,725	182,343
0.304%, 03/11/2021 €	75,000	74,881
0.185% (SOFR + 0.115%),
03/12/2021 ∆	97,000	97,000
0.426%, 03/15/2021 €	30,000	29,932
0.406%, 03/18/2021 €	75,000	74,835
0.110% (SOFR + 0.040%),
03/19/2021 ∆	150,000	150,000
0.416%, 03/19/2021 €	125,000	124,717
0.180%, 03/26/2021	50,000	49,998
0.160%, 04/05/2021	150,000	149,989
0.240% (SOFR + 0.170%),
04/09/2021 ∆	74,000	74,000
0.133% (3 Month
LIBOR USD – 0.135%),
04/14/2021 ∆	25,000	25,000
0.143% (3 Month
LIBOR USD – 0.125%),
04/14/2021 ∆	50,000	50,000
0.203%, 04/29/2021 €	125,000	124,833
0.172%, 05/03/2021 €	125,855	125,710

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE >
0.125% (SOFR + 0.055%),
05/14/2021 ∆	$200,000	$200,000
0.200% (SOFR + 0.130%),
05/14/2021 ∆	100,000	100,000
0.188%, 05/26/2021 €	85,000	84,883
0.188%, 05/27/2021 €	225,000	224,690
0.205% (SOFR + 0.135%),
06/04/2021 ∆	100,000	100,000
0.145% (SOFR + 0.075%),
06/11/2021 ∆	45,000	45,000
2.250%, 06/11/2021	50,000	50,817
0.125%, 07/02/2021	29,890	29,885
0.145% (SOFR + 0.075%),
07/08/2021 ∆	119,000	119,000
0.164% (1 Month
LIBOR USD + 0.000%),
07/13/2021 ∆	79,800	79,750
0.145% (SOFR + 0.075%),
07/23/2021 ∆	101,000	101,000
0.219% (1 Month
LIBOR USD + 0.055%),
08/13/2021 ∆	100,000	100,000
0.210% (SOFR + 0.140%),
08/18/2021 ∆	100,000	100,000
0.125% (SOFR + 0.055%),
08/25/2021 ∆	100,000	100,000
0.125%, 09/01/2021 ê	150,000	149,990
0.220% (SOFR + 0.150%),
09/03/2021 ∆	23,000	23,000
0.155% (SOFR + 0.085%),
09/10/2021 ∆	74,000	74,000
0.380% (SOFR + 0.310%),
09/24/2021 ∆	50,000	50,000
0.166% (1 Month
LIBOR USD + 0.010%),
09/28/2021 ∆	50,000	50,000
0.240% (SOFR + 0.170%),
11/12/2021 ∆	100,000	100,000
0.220% (SOFR + 0.150%),
11/15/2021 ∆	50,000	50,000
0.230% (SOFR + 0.160%),
11/26/2021 ∆	75,000	75,000
0.165% (SOFR + 0.095%),
01/28/2022 ∆	75,000	75,000
0.185% (SOFR + 0.115%),
02/10/2022 ∆	25,000	25,000
0.130% (SOFR + 0.060%),
02/11/2022 ∆	100,000	100,000
0.130% (SOFR + 0.060%),
02/11/2022 ∆	65,000	65,000
0.150% (SOFR + 0.080%),
02/18/2022 ∆	99,500	99,500
0.190% (SOFR + 0.120%),
02/28/2022 ∆	86,000	86,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE >
0.155% (SOFR + 0.085%),
05/20/2022 ∆	$50,000	$50,000
0.160% (SOFR + 0.090%),
05/26/2022 ∆	50,000	50,000
0.200% (SOFR + 0.130%),
08/05/2022 ∆	100,000	100,000
0.150% (SOFR + 0.080%),
08/12/2022 ∆	50,000	50,000
0.160% (SOFR + 0.090%),
08/12/2022 ∆	75,000	75,000
0.160% (SOFR + 0.090%),
08/19/2022 ∆	50,000	50,000
Federal Home Loan
Mortgage Corporation
0.100% (SOFR + 0.030%),
01/12/2021 ∆	200,000	200,000
0.100% (SOFR + 0.030%),
01/22/2021 ∆	200,000	200,000
0.100% (SOFR + 0.030%),
02/19/2021 ∆	100,000	100,000
0.340% (SOFR + 0.270%),
06/24/2021 ∆	200,000	200,025
0.115% (SOFR + 0.045%),
08/27/2021 ∆	100,000	100,000
0.390% (SOFR + 0.320%),
09/23/2021 ∆	150,000	150,000
0.370% (SOFR + 0.300%),
10/25/2021 ∆	50,000	50,000
0.230% (SOFR + 0.160%),
12/08/2021 ∆	50,000	50,000
0.230% (SOFR + 0.160%),
04/20/2022 ∆	100,000	100,000
0.160% (SOFR + 0.090%),
08/03/2022 ∆	50,000	50,000
Federal National
Mortgage Association
0.145% (SOFR + 0.075%),
10/30/2020 ∆	112,000	111,995
2.875%, 10/30/2020	50,000	50,098
0.140% (SOFR + 0.070%),
12/11/2020 ∆	75,000	75,000
1.875%, 12/28/2020	96,256	96,333
0.120% (SOFR + 0.050%),
03/04/2021 ∆	100,000	100,000
0.145% (SOFR + 0.075%),
06/04/2021 ∆	50,000	50,000
0.230% (SOFR + 0.160%),
09/16/2021 ∆	150,000	150,000
0.370% (SOFR + 0.300%),
09/24/2021 ∆	100,000	100,000
0.220% (SOFR + 0.150%),
12/09/2021 ∆	100,000	99,994
0.260% (SOFR + 0.190%),
05/19/2022 ∆	50,000	50,000
Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR/SHARES	VALUE >
0.190% (SOFR + 0.120%),
07/29/2022 ∆	$20,000	$20,000
Total U.S. Government
Agency Debt
(Cost $23,798,099)		23,798,099

Investment Companies Ω – 1.0%
BlackRock Liquidity
Funds FedFund
Portfolio, Institutional
Class, 0.012%	225,000,000	225,000
Deutsche Government
Money Market
Series Fund,
Institutional
Class, 0.034%	125,000,000	125,000
Goldman Sachs
Financial Square
Money Market Fund,
Institutional
Class, 0.085%	125,000,000	125,000
Invesco Government
& Agency Portfolio,
Institutional
Class, 0.031%	125,000,000	125,000
Total Investment
Companies
(Cost $600,000)		600,000

U.S. Government
Agency Repurchase
Agreements – 6.5%
Bank of America Securities Inc.
0.080%, dated 08/31/2020,
matures 09/01/2020,
epurchase price $150,000
collateralized by various
government agency
obligations: Total market
value $153,000)	$150,000	150,000
BNP Paribas SA
0.080%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $100,000
(collateralized by various
government agency
obligations: Total market
value $102,000)	100,000	100,000

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	17

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE >
Fixed Income Clearing Corp
0.040%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $950,001
(collateralized by various
government agency
obligations: Total market
value $969,000)	$950,000	$950,000
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $500,001
(collateralized by various |
government agency
obligations: Total market
value $510,000)	500,000	500,000
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $850,002
(collateralized by various
government agency
obligations: Total market
value $867,000)	850,000	850,000
Goldman Sachs & Co. LLC
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $300,001
(collateralized by various
government agency
obligations: Total market
value $306,000)	300,000	300,000
HSBC Securities (USA) Inc.
0.080%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $350,001
(collateralized by various
government agency
obligations: Total market
value $357,001)	350,000	350,000
Societe Generale SA
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $125,000
(collateralized by various
government agency
obligations: Total market
value $127,500)	125,000	125,000

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE >
TD Securities (USA) LLC
0.090%, dated 08/26/2020,
matures 09/02/2020,
repurchase price $600,011
(collateralized by various
government agency
obligations: Total market
value $612,000)	$600,000	$600,000
Total U.S. Government
Agency Repurchase
Agreements
(Cost $3,925,000)		3,925,000
U.S. Treasury
Repurchase
Agreements – 30.3%
Bank of Montreal
0.090%, dated 08/27/2020,
matures 10/26/2020,
repurchase price $250,038
(collateralized by U.S.
Treasury obligations:
Total market value
$255,000)	250,000	250,000
Bank of Nova Scotia
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $612,527
(collateralized by U.S.
Treasury obligations:
Total market value
$624,777)	612,526	612,526
Barclays Capital Inc.
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
BNP Paribas SA
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $300,001
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000)	300,000	300,000
The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE >
0.080%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $1,000,002
(collateralized by U.S.
Treasury obligations:
Total market value
$1,020,000)	$1,000,000	$1,000,000
0.120%, dated 07/13/2020,
matures 09/14/2020,
repurchase price $800,168
(collateralized by U.S.
Treasury obligations:
Total market value
$816,000)	800,000	800,000
0.080%, dated 08/21/2020,
matures 09/21/2020,
repurchase price $350,024
(collateralized by U.S.
Treasury obligations:
Total market value
$357,000)	350,000	350,000
0.100%, dated 08/07/2020,
matures 10/07/2020,
repurchase price $825,140
(collateralized by U.S.
Treasury obligations:
Total market value
$841,500)	825,000	825,000
0.100%, dated 08/17/2020,
matures 10/16/2020,
repurchase price $525,088
(collateralized by U.S.
Treasury obligations:
Total market value
$535,500)	525,000	525,000
Canadian Imperial Bank
of Commerce
0.130%, dated 07/07/2020,
matures 09/04/2020,
repurchase price $225,048
(collateralized by U.S.
Treasury obligations:
Total market value
$229,546)	225,000	225,000
0.100%, dated 07/30/2020,
matures 09/17/2020,
repurchase price $500,068
(collateralized by U.S.
Treasury obligations:
Total market value
$510,047)	500,000	500,000
Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE >
0.090%, dated 08/18/2020,
matures 09/18/2020,
repurchase price $200,016
(collateralized by U.S.
Treasury obligations:
Total market value
$204,007)	$200,000	$200,000
0.080%, dated 08/21/2020,
matures 09/21/2020,
repurchase price $400,028
(collateralized by U.S.
Treasury obligations:
Total market value
$408,010)	400,000	400,000
0.080%, dated 08/25/2020,
matures 09/24/2020,
repurchase price $180,012
(collateralized by U.S. |
Treasury obligations:
Total market value
$183,603)	180,000	180,000
Credit Agricole Corporate
& Investment Bank
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $576,496
(collateralized by U.S.
Treasury obligations:
Total market value
$588,025)	576,495	576,495
0.090%, dated 08/10/2020,
matures 09/10/2020,
repurchase price $325,025
(collateralized by U.S.
Treasury obligations:
Total market value
$331,500)	325,000	325,000
0.090%, dated 08/18/2020,
matures 09/14/2020,
repurchase price $200,014
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000
0.090%, dated 08/14/2020,
matures 09/14/2020,
repurchase price $200,016
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	19

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE >
0.100%, dated 07/31/2020,
matures 09/17/2020,
repurchase price $350,047
(collateralized by U.S.
Treasury obligations:
Total market value
$357,000)	$350,000	$350,000
0.080%, dated 08/21/2020,
matures 09/21/2020,
repurchase price $625,043
(collateralized by U.S.
Treasury obligations:
Total market value
$637,500)	625,000	625,000
0.080%, dated 08/27/2020,
matures 09/25/2020,
repurchase price $900,058
(collateralized by U.S.
Treasury obligations:
Total market value
$918,000)	900,000	900,000
Fixed Income Clearing Corp
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $1,000,002
(collateralized by U.S.
Treasury obligations:
Total market value
$1,020,000)	1,000,000	1,000,000
0.090%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $1,700,006
(collateralized by U.S.
Treasury obligations:
Total market value
$1,734,001)	1,700,001	1,700,001
HSBC Securities (USA) Inc.
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $193,000
(collateralized by U.S.
Treasury obligations:
Total market value
$196,860)	193,000	193,000
0.080%, dated 08/31/2020,
matures 09/08/2020,
repurchase price $700,012
(collateralized by U.S.
Treasury obligations:
Total market value
$714,002) ∞	700,000	700,000

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE >
ING Financial Markets LLC
0.070%, dated 08/25/2020,
matures 09/01/2020,
repurchase price $150,002
(collateralized by U.S.
Treasury obligations:
Total market value|
$153,000)	$150,000	$150,000
0.080%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $200,007
(collateralized by U.S.
Treasury obligations:
Total market value
$204,089)	200,007	200,007
0.070%, dated 08/26/2020,
matures 09/02/2020,
repurchase price $150,002
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
0.060%, dated 08/28/2020,
matures 09/04/2020,
repurchase price $150,002
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
0.080%, dated 08/31/2020,
matures 09/08/2020,
repurchase price $225,004
(collateralized by U.S.
Treasury obligations:
Total market value
$229,500) ∞	225,000	225,000
JP Morgan Securities, LLC
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $800,002
(collateralized by U.S.
Treasury obligations:
Total market value
$816,002)	800,000	800,000
0.080% (SOFR + 0.010%),
dated 08/31/2020,
matures 09/30/2020,
repurchase price $325,022
(collateralized by U.S.
Treasury obligations:
Total market value
$331,525) ∆ ∞	325,000	325,000

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE >
0.080% (SOFR + 0.010%),
dated 08/31/2020,
matures 09/30/2020,
repurchase price $300,020
(collateralized by U.S.
Treasury obligations:
Total market value
$306,023) ∆ ∞	$300,000	$300,000
Mizuho Securities USA LLC
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $150,000
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
MUFG Securities Canada Ltd.
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $300,001
(collateralized by U.S.
Treasury obligations:
Total market value
$306,001)	300,000	300,000
0.070%, dated 08/26/2020,
matures 09/02/2020,
repurchase price $400,005
(collateralized by U.S.
Treasury obligations:
Total market value
$408,004)	400,000	400,000
0.060%, dated 08/27/2020,
matures 09/03/2020,
repurchase price $200,002
(collateralized by U.S.
Treasury obligations:
Total market value
$204,002)	200,000	200,000
RBC Dominion Securities Inc.
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $400,001
(collateralized by U.S.
Treasury obligations:
Total market value
$408,000)	400,000	400,000
0.070%, dated 08/25/2020,
matures 09/01/2020,
repurchase price $350,005
(collateralized by U.S.
Treasury obligations:
Total market value
$357,000)	350,000	350,000
Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE >
0.090%, dated 07/13/2020,
matures 09/14/2020,
repurchase price $325,051
(collateralized by U.S.
Treasury obligations:
Total market value
$331,500)	$325,000	$325,000
0.120%, dated 07/14/2020,
matures 09/15/2020,
repurchase price $350,074
(collateralized by U.S.
Treasury obligations:
Total market value
$357,000)	350,000	350,000
Royal Bank of Canada/NY
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
Societe Generale SA
0.080%, dated 08/25/2020,
matures 09/01/2020,
repurchase price $500,008
(collateralized by U.S.
Treasury obligations:
Total market value
$510,000)	500,000	500,000
Total U.S. Treasury
Repurchase Agreements
(Cost $18,412,029)		18,412,029
Total Investments ▲ – 116.2%
(Cost $70,534,870)		70,534,870
Other Assets and Liabilities,
Net – (16.2)%		(9,829,732)
Total Net Assets – 100.0%		$60,705,138

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	21

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Government Obligations Fund
  (as restated, note 9) (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

€	Rate shown is annualized yield as of August 31, 2020.

«	Security purchased on a when-issued basis. On August 31, 2020, the total cost of investments purchased on a when-issued basis was $299,944 or 0.5% of total net assets.

∆	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2020.

Ω	The rate shown is the annualized seven-day yield as of August 31, 2020.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2020, the value of these investments was $1,550,000 or 2.6% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2020, the cost of investments for federal income tax purposes was $70,534,870. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

FCPR	–	Federal Reserve Bank Prime Loan Rate
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Financial Company
Commercial Paper – 24.9%
Bank of Nova Scotia
0.370% (3 Month
LIBOR USD + 0.090%),
02/16/2021 △ ■	$7,000	$7,004
Canadian Imperial
Bank of Commerce
0.451% (3 Month
LIBOR USD + 0.120%),
12/04/2020 △ ■	10,000	10,003
CDP Financial Inc
0.327%, 11/02/2020 ■ ⊙	5,000	4,999
0.274%, 07/15/2021 ■ ⊙	3,000	2,994
Commonwealth Bank of Australia
0.327% (3 Month
LIBOR USD + 0.050%),
10/08/2020 △ ■	5,000	5,001
0.308% (3 Month
LIBOR USD + 0.050%),
01/22/2021 △ ■	5,000	5,001
DZ Bank AG/NY
0.122%, 09/08/2020 ■ ⊙	4,800	4,800
0.223%, 09/29/2020 ■ ⊙	10,000	9,999
Glencove Funding LLC
0.213% (1 Week
LIBOR USD + 0.100%),
12/29/2020 △ ■	3,000	3,000
0.283% (1 Month
LIBOR USD + 0.100%),
1/19/2021 △ ■	5,000	5,000
ING (US) Funding LLC
0.507%, 02/01/2021 ⊙	10,000	9,993
JP Morgan Securities, LLC
0.318% (1 Month
LIBOR USD + 0.160%),
10/20/2020 △	10,000	10,001
National Australia Bank Ltd
0.406%, 10/20/2020 ■ ⊙	3,800	3,799
0.341% (1 Month
LIBOR USD + 0.180%),
02/19/2021 △ ■	7,000	7,006
0.256% (1 Month
LIBOR USD + 0.100%),
04/30/2021 △ ■	10,000	10,003
Nederlandse Waterschaps
0.142%, 09/10/2020 ■ ⊙	10,000	10,000
0.159%, 09/01/2020 ■ ⊙	30,000	30,000
0.258%, 02/01/2021 ■ ⊙	5,000	4,996
Ontario Teachers’ Finance Trust
0.233%, 11/23/2020 ■ ⊙	7,700	7,698
0.253%, 01/22/2021 ■ ⊙	7,000	6,996
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.335%, 02/02/2021 ■ ⊙	$5,500	$5,496
0.335%, 03/05/2021 ■ ⊙	5,000	4,996
0.233%, 03/12/2021 ■ ⊙	8,000	7,993
PSP Capital Inc
0.355%, 01/12/2021 ■ ⊙	5,000	4,997
0.365%, 01/14/2021 ■ ⊙	7,000	6,995
0.406%, 03/19/2021 ■ ⊙	5,000	4,993
0.345%, 06/15/2021 ■ ⊙	5,000	4,987
Skandinavinska Enskilda Bank
0.233%, 10/01/2020 ■ ⊙	10,000	9,999
0.243%, 12/14/2020 ■ ⊙	5,000	4,997
Suncorp Metway Ltd
0.284%, 01/19/2021 ■ ⊙	7,000	6,991
0.203%, 02/23/2021 ■ ⊙	5,000	4,991
Svenska Handelsbanken AB
0.243%, 12/10/2020 ■ ⊙	5,000	4,998
0.311% (1 Month
LIBOR USD + 0.150%),
03/19/2021 △ ■	5,000	5,002
0.350% (3 Month
LIBOR USD + 0.080%),
07/28/2021 △ ■	5,000	5,003
Toronto Dominion Bank
0.262% (1 Month
LIBOR USD + 0.100%),
11/17/2020 △ ■	10,000	10,002
Westpac Banking Corp
0.340% (3 Month
LIBOR USD + 0.070%),
07/23/2021 △ ■	5,000	5,002
Westpac Securities/NZ LT
0.184% (1 Month
LIBOR USD + 0.030%),
02/08/2021 △ ■	10,000	10,001
Total Financial Company
Commercial Paper
(Cost $265,661)		265,736
Certificates of
Deposit – 17.7%
Bank of Montreal/Chicago
0.418% (3 Month
LIBOR USD + 0.100%),
12/07/2020 △	10,000	10,004
0.297% (3 Month
LIBOR USD + 0.050%),
01/28/2021 △	7,000	7,002
0.299% (3 Month
LIBOR USD + 0.050%),
02/04/2021 △	4,000	4,001
0.270% (SOFR + 0.200%),
03/17/2021 △	3,000	3,000

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	23

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Bank of Nova Scotia/Houston
0.344% (1 Month
LIBOR USD + 0.180%),
10/13/2020 △	$5,000	$5,001
0.408% (3 Month
LIBOR USD + 0.140%),
10/30/2020 △	1,500	1,500
0.583% (1 Month
LIBOR USD + 0.400%),
11/23/2020 △	3,000	3,002
0.352% (3 Month
LIBOR USD + 0.080%),
07/20/2021 △	5,000	5,002
0.351% (3 Month
LIBOR USD + 0.080%),
07/21/2021 △	5,000	5,002
0.299% (3 Month
LIBOR USD + 0.050%),
08/05/2021 △	3,000	3,001
Canadian Imperial Bank
of Commerce/NY
0.412% (3 Month
LIBOR USD + 0.140%),
07/19/2021 △	4,000	4,004
Credit Suisse/NY
0.483% (3 Month
LIBOR USD + 0.170%),
09/15/2020 △	10,000	10,001
0.250% (SOFR + 0.180%),
11/18/2020 △	5,000	5,001
HSBC Bank USA NA
0.495% (1 Month
LIBOR USD + 0.340%),
11/04/2020 △	5,000	5,003
0.433% (3 Month
LIBOR USD + 0.180%),
11/20/2020 △	5,000	5,002
Mizuho Bank Ltd/NY
0.265% (1 Month
LIBOR USD + 0.110%),
09/08/2020 △	5,000	5,000
National Australia Bank Ltd/NY
0.369% (3 Month
LIBOR USD + 0.120%),
11/06/2020 △	3,000	3,001
Nordea Bank ABP/NY
1.780%, 01/15/2021	5,000	5,031
0.282% (3 Month
LIBOR USD + 0.040%),
08/09/2021 △	10,000	10,003
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Skandinavinska Enskilda Bank/NY
1.780%, 09/15/2020	$5,000	$5,003
0.263% (1 Month
LIBOR USD + 0.080%),
02/22/2021 △	5,000	5,001
Sumitomo Mitsui Bank Corp/NY
0.265% (1 Month
LIBOR USD + 0.110%),
09/04/2020 △	5,000	5,000
Svenska Handelsbanken/NY
0.431% (3 Month
LIBOR USD + 0.160%),
10/16/2020 △	2,000	2,000
0.236% (1 Month
LIBOR USD + 0.080%),
11/30/2020 △	5,000	5,001
0.436% (3 Month
LIBOR USD + 0.120%),
06/18/2021 △	10,000	10,010
Toronto Dominion Bank/NY
0.244% (1 Month
LIBOR USD + 0.090%),
09/08/2020 △	5,000	5,000
0.402% (3 Month
LIBOR USD + 0.100%),
01/04/2021 △	5,000	5,001
0.370%, 06/03/2021	10,000	10,011
0.430%, 06/14/2021	6,000	6,010
0.384% (3 Month
LIBOR USD + 0.100%),
08/24/2021 △	3,000	3,001
UBS AG Stamford/CT
1.350%, 10/08/2020	10,000	10,013
Westpac Banking Corp/NY
0.401% (1 Month
LIBOR USD + 0.230%),
09/21/2020 △	10,000	10,001
0.463% (3 Month
LIBOR USD + 0.150%),
12/14/2020 △	10,000	10,005
Total Certificates of Deposit
(Cost $189,502)		189,618
Asset Backed
Commercial Paper – 10.9%
Alpine Securitization LLC
0.314%, 04/01/2021 ■ ⊙	3,000	2,996
CAFCO LLC
0.193%, 11/10/2020 ■ ⊙	10,000	9,997

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Chariot Funding LLC
0.355%, 11/12/2020 ⊙	$5,000	$4,999
Fairway Finance Corp
0.312% (1 Month
LIBOR USD + 0.150%),
11/16/2020 △ ■	5,000	5,001
Kells Funding LLC
0.253%, 09/15/2020 ⊙	5,000	5,000
0.233%, 10/08/2020 ⊙	5,000	5,000
0.248%, 10/23/2020 ■ ⊙	20,000	19,995
Longship Funding LLC
0.101%, 09/01/2020 ■ ⊙	20,000	20,000
Manhattan Asset Funding Co
0.111%, 09/08/2020 ■ ⊙	3,900	3,900
Old Line Funding LLC
0.323% (1 Month
LIBOR USD + 0.140%),
10/22/2020 △ ■	5,000	5,000
0.304% (1 Month
LIBOR USD + 0.140%),
11/13/2020 △ ■	5,000	5,000
0.324%, 12/23/2020 ■ ⊙	9,000	8,996
0.274%, 01/25/2021 ■ ⊙	8,000	7,994
0.250% (U.S. Federal
Funds Effective Rate +
0.170%), 02/04/2021△ ■	5,000	5,000
Thunder Bay Funding LLC
0.254%, 09/17/2020 ■ ⊙	5,130	5,130
0.324%, 12/08/2020 ■ ⊙	3,000	2,999
Total Asset Backed
Commercial Paper
(Cost $116,988)		117,007
Non-Negotiable
Time Deposits – 9.4%
Cooperatieve Rabobank UA,
New York Branch
0.070%, 09/01/2020	50,000	50,000
Credit Agricole Corporate
and Investment Bank,
New York Branch
0.080%, 09/01/2020	50,000	50,000
Total Non-Negotiable
Time Deposits
(Cost $100,000)		100,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Variable Rate
Demand Notes # – 6.0%
Arizona Health Facilities
Authority, Banner Health,
Series 2015C (LOC:
Bank of America)
0.020%, 01/01/2046	$15,800	$15,800
Arizona Industrial
Development Authority,
Phoenix Children’s
Hospital, Series 2019A
(LOC: JPMorgan
Chase Bank)
0.020%, 02/01/2048	4,840	4,840
Board of Regents of The
University of Texas
System Permanent
University Fund Bonds,
Series 2008A
0.060%, 07/01/2038	9,800	9,800
Broward County, Florida,
Embraer Aircraft Holding
Inc Project, Series 2007B
(LOC: Citibank)
0.140%, 04/01/2035	5,500	5,500
Calcasieu Parish, Louisiana,
Public Transit Authority
Solid Waste Disposal,
Series 1997 (LOC:
Bank of America)
0.150%, 12/01/2027	3,900	3,900
California Statewide
Communities Development
Authority, Multifamily
Housing, Irvine Apartment
Communities, Series 2001-W
(LOC: Wells Fargo Bank)
0.020%, 08/01/2034	5,900	5,900
California Statewide
Communities Development
Authority, Multifamily
Housing, Irvine Apartment
Communities, Series 2001-W-3
(LOC: Wells Fargo Bank)
0.020%, 04/01/2025	2,000	2,000
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-3
(LOC: Bank of America)
0.090%, 07/01/2029	3,205	3,205

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	25

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Massachusetts Department
of Transportation,
Metropolitan Highway
System Revenue Bonds,
2010 Series A-1
(LOC: Citibank)
0.080%, 10/01/2037	$3,180	$3,180
Massachusetts Development
Finance Agency, Babson
College Issue, Series 2008B
(LOC: Bank of America)
0.130%, 10/31/2031	7,360	7,360
New York City Health and
Hospitals Corporation,
2008 Series C
(LOC: TD Bank)
0.090%, 02/15/2031	3,000	3,000
Total Variable Rate
Demand Notes
(Cost $64,485)		64,485

Non-Financial Company
Commercial Paper – 3.6%
Exxon Mobil Corp
0.253%, 10/02/2020 ⊙	5,000	5,000
0.345%, 11/23/2020 ⊙	5,000	4,999
FMS Wertmanagement
0.243%, 01/11/2021 ■ ⊙	5,000	4,997
Total Capital Canada Ltd
0.254%, 10/20/2020 ■ ⊙	3,000	2,999
0.172%, 11/17/2020 ■ ⊙	10,000	9,997
Toyota Finance Australia Ltd
0.327% (3 Month
LIBOR USD + 0.080%),
10/23/2020 △	10,000	10,001
Total Non-Financial
Company Commercial Paper
(Cost $37,986)		37,993

Other Instruments – 1.7%
Bank of America NA
0.255% (1 Month
LIBOR USD + 0.100%),
01/08/2021 △	5,000	5,000
BNZ International Funding
Ltd/London
2.750%, 03/02/2021 ■	750	759
Commonwealth Bank
of Australia
2.050%, 09/18/2020 ■	800	801
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
DnB Bank ASA
2.125%, 10/02/2020 ■	$719	$720
MassMutual Global Funding
1.950%, 09/22/2020 ■	4,555	4,560
New York Life Global Funding
1.950%, 09/28/2020 ■	4,065	4,070
Svenska Handelsbanken AB
2.400%, 10/01/2020	1,831	1,834
Total Other Instruments
(Cost $17,744)		17,744

Other Repurchase
Agreements – 19.2%
Bank of America Securities Inc.
0.380% (OBFR + 0.300%),
dated 08/31/2020,
matures 10/05/2020,
repurchase price $10,004
(collateralized by various
securities: Total market
value $10,500) △ ∞	10,000	10,000
BNP Paribas SA
0.200% (OBFR + 0.120%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $15,000
(collateralized by various
securities: Total market
value $15,750) 3	15,000	15,000
0.270% (OBFR + 0.190%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $19,000
(collateralized by various
securities: Total market
value $19,951) △	19,000	19,000
0.400% (OBFR + 0.320%),
dated 08/31/2020,
matures 10/05/2020,
repurchase price $15,006
(collateralized by various
securities: Total market
value $15,750) △ ∞	15,000	15,000
Credit Suisse Securities
(USA) LLC
0.250%, dated 08/25/2020,
matures 09/01/2020,
repurchase price $8,000
(collateralized by various
securities: Total market
value $8,400)	8,000	8,000

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
HSBC Securities (USA) Inc.
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $11,000
(collateralized by various
securities: Total market
value $11,550) △	$11,000	$11,000
ING Financial Markets LLC
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $10,000
(collateralized by various
securities: Total market
value $10,500) △	10,000	10,000
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $8,000
(collateralized by various
securities: Total market
value $8,400) △	8,000	8,000
JP Morgan Securities, LLC
0.427% (1 Month LIBOR
USD + 0.270%),
dated 08/31/2020,
matures 10/05/2020,
repurchase price $15,006
(collateralized by various
securities: Total market
value $15,755) △ ∞	15,000	15,000
MUFG Securities Americas Inc.
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $28,000
(collateralized by various
securities: Total market
value $29,400) △	28,000	28,000
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $21,000
(collateralized by various
securities: Total market
value $22,050) △	21,000	21,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE✇
Societe Generale SA
0.280% (OBFR + 0.200%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $45,000
(collateralized by various
securities: Total market
value $47,250) △	$45,000	$45,000
Total Other Repurchase
Agreements
(Cost $205,000)		205,000

U.S. Treasury Repurchase
Agreements – 6.6%
Bank of Nova Scotia
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $36,255
(collateralized by U.S.
Treasury obligations:
Total market value
$36,980)	36,255	36,255
Credit Agricole Corporate
& Investment Bank
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $34,123
(collateralized by U.S.
Treasury obligations:
Total market value
$34,805)	34,123	34,123
Total U.S. Treasury
Repurchase Agreements
(Cost $70,378)		70,378
Total Investments ▲ – 100.0%
(Cost $1,067,744)		1,067,961
Other Assets and
Liabilities, Net – 0.0%		151
Total Net Assets – 100.0%		$1,068,112

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	27

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2020.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2020, the value of these investments was $376,653 or 35.3% of total net assets.

⊙	Rate shown is the annualized yield as of August 31, 2020.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2020 the value of these investments was $40,000 or 3.7% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2020, the cost of investments for federal income tax purposes was $1,067,744. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $224 and $7 respectively.

Investment Abbreviations:

LOC	–	Line of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Financial Company
Commercial Paper – 24.5%
ANZ New Zealand
International Ltd
0.233%, 11/02/2020 ⊙ ■	$20,000	$19,992
0.355% (3 Month
LIBOR USD + 0.080%),
01/15/2021 ■ △	10,000	10,000
0.337% (3 Month
LIBOR USD + 0.090%),
07/23/2021 ■ △	10,000	10,000
Australia and New Zealand
Banking Group
0.361% (3 Month
LIBOR USD + 0.110%),
11/27/2020 ■ △	18,000	18,000
Bank of Nova Scotia
0.370% (3 Month
LIBOR USD + 0.090%),
02/16/2021 ■ △	20,000	20,000
CDP Financial Inc
0.324%, 11/02/2020 ⊙ ■	20,000	19,989
0.416%, 05/06/2021 ⊙ ■	10,000	9,972
0.416%, 05/12/2021 ⊙ ■	15,000	14,957
0.355%, 06/28/2021 ⊙ ■	10,000	9,971
0.274%, 07/15/2021 ⊙ ■	8,400	8,380
Commonwealth Bank
of Australia
0.327% (3 Month
LIBOR USD + 0.050%),
10/08/2020 ■ △	15,000	15,000
Glencove Funding LLC
0.213% (US0001W +
0.100%),
09/07/2020 ■ △	10,000	10,000
0.283% (1 Month
LIBOR USD + 0.100%),
10/05/2020 ■ △	15,000	15,000
HSBC USA Inc
0.316% (1 Month
LIBOR USD + 0.160%),
11/03/2020 ■ △	10,000	10,000
ING (US) Funding LLC
0.507%, 02/01/2021 ⊙	15,000	14,968
National Australia Bank Ltd
0.341% (1 Month
LIBOR USD + 0.180%),
02/19/2021 ■ △	20,000	20,000
0.311% (1 Month
LIBOR USD + 0.150%),
03/19/2021 ■ △	5,000	5,000
0.256% (1 Month
LIBOR USD + 0.100%),
04/30/2021 ■ △	20,000	20,001
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.280% (3 Month
LIBOR USD 0.000%),
05/10/2021 ■ △	$15,000	$15,000
Nederlandse Waterschaps
0.172%, 09/01/2020 ⊙ ■	35,000	35,000
0.223%, 10/02/2020 ⊙ ■	20,000	19,996
0.259%, 02/01/2021 ⊙ ■	25,000	24,973
NRW.Bank
0.167%, 10/13/2020 ⊙ ■	20,000	19,996
Ontario Teachers’ Finance Trust
0.253%, 01/22/2021 ⊙ ■	18,000	17,982
0.335%, 03/05/2021 ⊙ ■	5,000	4,992
0.233%, 03/12/2021 ⊙ ■	20,000	19,975
PSP Capital Inc
0.355%, 01/12/2021 ⊙ ■	15,000	14,980
0.365%, 01/14/2021 ⊙ ■	18,000	17,976
0.406%, 03/19/2021 ⊙ ■	15,000	14,967
Skandinavinska Enskilda Bank
0.233%, 10/01/2020 ⊙ ■	15,000	14,997
0.243%, 10/29/2020 ⊙ ■	20,000	19,993
0.243%, 12/14/2020 ⊙ ■	20,000	19,986
Suncorp Metway Ltd
0.284%, 01/19/2021 ⊙	17,000	16,982
0.203%, 02/23/2021 ⊙ ■	5,000	4,995
Svenska Handelsbanken AB
0.243%, 12/10/2020 ⊙ ■	15,000	14,990
0.311% (1 Month
LIBOR USD + 0.150%),
03/19/2021 ■ △	10,000	10,000
0.350% (3 Month
LIBOR USD + 0.080%),
07/28/2021 ■ △	10,000	10,000
Toronto Dominion Bank
0.262% (1 Month
LIBOR USD + 0.100%),
11/17/2020 ■ △	15,000	15,000
Westpac Banking Corp
0.346% (3 Month
LIBOR USD + 0.090%),
05/28/2021 ■ △	10,000	10,000
0.340% (3 Month
LIBOR USD + 0.070%),
07/23/2021 ■ △	10,000	10,001
Westpac Securities/NZ LT
0.184% (1 Month
LIBOR USD + 0.030%),
02/08/2021 ■ △	20,000	20,000
Total Financial Company
Commercial Paper
(Cost $624,011)		624,011

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	29

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Certificates of
Deposit – 17.1%
Banco del Estado de Chile/NY
0.412% (1 Month
LIBOR USD + 0.250%),
10/16/2020 △	$5,000	$5,000
Bank of Montreal/Chicago
0.450% (U.S. Federal
Funds Effective Rate +
0.370%), 09/08/2020 △	10,000	10,000
0.297% (3 Month
LIBOR USD + 0.050%),
01/28/2021 △	8,000	8,000
0.299% (3 Month
LIBOR USD + 0.050%),
02/04/2021 △	16,000	16,000
0.270% (SOFR + 0.200%),
03/17/2021 △	9,025	9,026
Bank of Nova Scotia/Houston
0.344% (1 Month
LIBOR USD + 0.180%),
10/13/2020 △	10,000	10,000
0.384% (3 Month
LIBOR USD + 0.130%),
11/13/2020 △	10,000	10,000
0.583% (1 Month
LIBOR USD + 0.400%),
11/23/2020 △	7,000	7,000
0.400%, 06/15/2021	10,000	10,000
0.352% (3 Month
LIBOR USD + 0.080%),
07/20/2021 △	10,000	10,001
0.299% (3 Month
LIBOR USD + 0.050%),
08/05/2021 △	7,000	7,000
Canadian Imperial Bank
of Commerce/NY
0.412% (3 Month
LIBOR USD + 0.140%),
07/19/2021 △	11,000	11,000
Credit Suisse/NY
0.250% (SOFR + 0.180%),
11/18/2020 △	15,000	15,000
0.290%, 05/11/2021	15,000	15,000
HSBC Bank USA NA
0.495% (1 Month
LIBOR USD + 0.340%),
11/04/2020 △	15,000	15,000
0.433% (3 Month
LIBOR USD + 0.180%),
11/20/2020 △	10,000	10,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Mizuho Bank Ltd/NY
0.265% (1 Month
LIBOR USD + 0.110%),
09/08/2020 △	$10,000	$10,000
National Australia
Bank Ltd/NY
0.369% (3 Month
LIBOR USD + 0.120%),
11/06/2020 △	10,000	10,000
0.352% (1 Month
LIBOR USD + 0.200%),
06/18/2021 △	10,000	10,000
Nordea Bank ABP/NY
1.780%, 01/15/2021	10,000	10,000
0.282% (3 Month
LIBOR USD + 0.040%),
08/09/2021 △	20,000	20,000
Skandinavinska Enskilda
Bank/NY
1.780%, 09/15/2020	15,000	15,000
0.263% (1 Month
LIBOR USD + 0.080%),
02/22/2021 △	10,000	10,001
Sumitomo Mitsui Bank
Corp/NY
0.265% (1 Month
LIBOR USD + 0.110%),
09/04/2020 △	10,000	10,000
Svenska Handelsbanken/NY
0.431% (3 Month
LIBOR USD + 0.160%),
10/16/2020 △	5,000	5,000
0.353% (3 Month
LIBOR USD + 0.110%),
11/09/2020 △	20,000	20,000
0.436% (3 Month
LIBOR USD + 0.120%),
06/18/2021 △	20,000	20,000
Toronto Dominion Bank/NY
0.244% (1 Month
LIBOR USD + 0.090%),
09/08/2020 △	13,900	13,900
0.402% (3 Month
LIBOR USD + 0.100%),
01/04/2021 △	10,000	10,000
0.370%, 06/03/2021	20,000	20,000
0.430%, 06/14/2021	14,000	14,000
0.384% (3 Month
LIBOR USD + 0.100%),
08/24/2021 △	4,000	4,000

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
UBS AG Stamford/CT
1.350%, 10/08/2020	$20,000	$20,000
Westpac Banking Corp/NY
0.401% (1 Month
LIBOR USD + 0.230%),
09/21/2020 △	25,000	25,000
0.463% (3 Month
LIBOR USD + 0.150%),
12/14/2020 △	20,000	20,000
Total Certificates
of Deposit
(Cost $434,928)		434,928

Asset Backed
Commercial Paper – 14.3%
Alpine Securitization LLC
0.314%, 04/01/2021 ⊙ ■	10,000	9,982
CAFCO LLC
0.233%, 10/02/2020 ⊙ ■	12,000	11,998
0.223%, 10/05/2020 ⊙ ■	25,000	24,995
0.193%, 11/10/2020 ⊙ ■	10,000	9,996
Chariot Funding LLC
0.233%, 10/06/2020 ⊙	10,000	9,998
0.253%, 11/10/2020 ⊙	20,000	19,990
0.355%, 11/12/2020 ⊙	20,000	19,986
Fairway Finance Corp
0.312% (1 Month
LIBOR USD + 0.150%),
11/16/2020 ■ △	15,000	15,000
0.304%, 12/07/2020 ⊙ ■	20,000	19,984
0.304%, 01/06/2021 ⊙ ■	15,000	14,984
Kells Funding LLC
0.253%, 09/15/2020 ⊙	30,000	29,997
0.233%, 09/21/2020 ⊙	10,000	9,999
0.233%, 10/08/2020 ⊙	10,000	9,998
0.253%, 10/23/2020 ⊙ ■	10,000	9,996
0.264%, 10/30/2020 ⊙ ■	15,000	14,993
Liberty Street Funding LLC
0.223%, 10/06/2020 ⊙ ■	15,300	15,297
Longship Funding LLC
0.101%, 09/01/2020 ⊙ ■	30,000	30,000
Old Line Funding LLC
0.323% (1 Month
LIBOR USD + 0.140%),
10/22/2020 ■ △	5,000	5,000
0.324%, 12/02/2020 ⊙ ■	10,000	9,992
0.324%, 12/23/2020 ⊙ ■	5,000	4,995
0.274%, 01/25/2021 ⊙ ■	14,000	13,984
0.250% (U.S. Federal
Funds Effective Rate +
0.170%), 02/04/2021 ■ △	25,000	25,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Thunder Bay Funding LLC
0.324%, 12/08/2020 ⊙ ■	$27,000	$26,977
Total Asset Backed
Commercial Paper
(Cost $363,141)		363,141

Non-Negotiable
Time Deposits – 8.8%
Cooperatieve Rabobank UA,
New York Branch
0.070%, 09/01/2020	125,000	125,000
Credit Agricole Corporate
and Investment Bank,
New York Branch
0.080%, 09/01/2020	99,593	99,593
Total Non-Negotiable
Time Deposits
(Cost $224,593)		224,593

Variable Rate
Demand Notes # – 4.8%
Board of Regents of The
University of Texas System
Permanent University
Fund Bonds, Series 2008A
0.060%, 07/01/2038	24,500	24,500
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-3
(LOC: Bank of America)
0.090%, 01/01/2029	11,405	11,405
Maryland State Health and
Higher Educational Facilities
Authority, University of
Maryland Medical Systems,
Series 2007A
(LOC: Wells Fargo Bank)
0.060%, 07/01/2034	6,870	6,870
Massachusetts Department
of Transportation,
Metropolitan Highway
System Revenue Bonds,
2010 Series A-1
(LOC: Citibank)
0.080%, 01/01/2037	10,000	10,000

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	31

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Mayor and City Council
of Baltimore, Maryland,
Baltimore City Parking
System Facilities,
Series 2008
(LOC: Bank of America)
0.130%, 07/01/2032	$13,400	$13,400
Minneapolis and St. Paul
Minnesota Housing and
Redevelopment Authority,
Allina Health 2007C-1
(LOC: Wells Fargo Bank)
0.080%, 01/15/2034	7,000	7,000
Montgomery County, Texas,
Multifamily Housing, Park
at Woodline Townhomes,
Series 2005 (LOC: Citibank)
0.130%, 02/01/2038	11,715	11,715
New York City Health and
Hospitals Corporation,
2008 Series C
(LOC: TD Bank)
0.090%, 02/15/2031	10,005	10,005
New York City Industrial
Development Agency,
1997 Air Express
International Corporation
Project, Series 1997
(LOC: Citibank)
0.120%, 07/01/2024	19,000	19,000
New York State Housing
Finance Agency, Prospect
Plaza Apartments,
2007 Series A (LOC: Citibank)
0.100%, 11/01/2039	7,850	7,850
Total Variable Rate
Demand Notes
(Cost $121,745)		121,745

Non-Financial Company
Commercial Paper – 2.7%
Exxon Mobil Corp
0.253%, 10/02/2020 ⊙	5,000	4,999
0.345%, 11/23/2020 ⊙	10,000	9,992
FMS Wertmanagement
0.243%, 01/11/2021 ⊙ ■	10,000	9,991
0.233%, 02/16/2021 ⊙ ■	15,000	14,984
Total Capital Canada Ltd
0.253%, 10/20/2020 ⊙ ■	5,000	4,998
0.477%, 12/01/2020 ⊙ ■	3,000	2,997
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Toyota Finance Australia Ltd
0.327% (3 Month
LIBOR USD + 0.080%),
10/23/2020 △	$20,000	$20,000
Total Non-Financial
Company Commercial Paper
(Cost $67,961)		67,961

Other Instruments – 1.0%
Bank of America NA
0.255% (1 Month
LIBOR USD + 0.100%),
01/08/2021 △	15,000	15,000
MassMutual Global Funding
1.950%, 09/22/2020 ■	10,790	10,800
Total Other Instruments
(Cost $25,800)		25,800

Other Repurchase
Agreements – 18.1%
Bank of America Securities Inc.
0.380% (OBFR + 0.300%),
dated 08/31/2020,
matures 10/05/2020,
repurchase price $25,009
(collateralized by
various securities:
Total market
value $26,250) △ ∞	25,000	25,000
BNP Paribas SA
0.200% (OBFR + 0.120%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $35,000
(collateralized by various
securities: Total market
value $36,750) △	35,000	35,000
0.270% (OBFR + 0.190%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $37,000
(collateralized by various
securities: Total market
value $38,850) △	37,000	37,000
0.400% (OBFR +0.320%),
dated 08/31/2020,
matures 10/05/2020,
repurchase price $25,010
(collateralized by various
securities: Total market
value $26,250) △ ∞	25,000	25,000

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Credit Suisse Securities (USA) LLC
0.250%, dated 08/25/2020,
matures 09/01/2020,
repurchase price $17,001
(collateralized by various
securities: Total market
value $17,851)	$17,000	$17,000
0.510% (1 month
LIBOR USD + 0.350%),
dated 08/31/2020,
matures 10/05/2020,
repurchase price $15,007
(collateralized by various
securities: Total market
value $15,750) △ ∞	15,000	15,000
HSBC Securities (USA) Inc.
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $21,000
(collateralized by various
securities: Total market
value $22,050) △	21,000	21,000
ING Financial Markets LLC
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $22,000
(collateralized by various
securities: Total market
value $23,101) △	22,000	22,000
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $20,000
(collateralized by various
securities: Total market
value $21,000) △	20,000	20,000
JP Morgan Securities, LLC
0.427% (1 month
LIBOR USD + 0.270%),
dated 08/31/2020,
matures 10/05/2020,
repurchase price $30,012
(collateralized by various
securities: Total market
value $31,511) △ ∞	30,000	30,000
MUFG Securities Americas Inc.
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $66,000
(collateralized by various
securities: Total market
value $69,300) △	66,000	66,000

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.180% (OBFR + 0.100%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $49,000
(collateralized by various
securities: Total market
value $51,450) △	$49,000	$49,000
Societe Generale SA
0.280% (OBFR + 0.200%),
dated 08/31/2020,
matures 09/01/2020,
repurchase price $100,001
(collateralized by various
securities: Total market
value $105,000) △	100,000	100,000
Total Other Repurchase
Agreements (Cost $462,000)		462,000

U.S. Treasury Repurchase
Agreements – 8.7%
Bank of Nova Scotia
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $113,712
(collateralized by U.S.
Treasury obligations:
Total market value
$115,986)	113,712	113,712
Credit Agricole Corporate &
Investment Bank
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $107,023
(collateralized by U.S.
Treasury obligations:
Total market value
$109,163)	107,023	107,023
Total U.S. Treasury
Repurchase Agreements
(Cost $220,735)		220,735
Total Investments ▲ – 100.0%
(Cost $2,544,914)		2,544,914
Other Assets and
Liabilities, Net – (0.0)%		(866)
Total Net Assets – 100.0%		$2,544,048

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	33

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of August 31, 2020.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2020, the value of these investments was $899,004 or 35.3% of total net assets.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2020.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2020 the value of these investments was $95,000 or 3.7% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2020, the cost of investments for federal income tax purposes was $2,544,914. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

LOC	–	Line of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

Retail Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE ✇
Variable Rate
Demand Notes # – 75.3%
Alaska – 1.1%
City of Valdez, Alaska,
Exxon Pipeline Company
Project, 1993 Series A
0.030%, 12/01/2033	$4,770	$4,770
City of Valdez, Alaska,
Exxon Pipeline Company
Project, 1993 Series B
0.030%, 12/01/2033	820	820
		5,590
Arizona – 2.1%
Arizona Health Facilities
Authority, Catholic Healthcare
West Loan Program,
2008 Series A (LOC:
JP Morgan Chase Bank)
0.100%, 07/01/2035	10,130	10,130
California – 4.3%
Bonds of Irvine Ranch Water
District, Series 2009B
(LOC: Bank of America)
0.010%, 10/01/2041	15,855	15,855
State of California, General
Obligation Bonds,
Series 2003A-2
(Bank of Montreal)
0.010%, 05/01/2033	4,950	4,950
		20,805
Colorado – 0.7%
Colorado Educational and
Cultural Facilities Authority,
The Nature Conservancy
Project, Series 2002A
0.140%, 07/01/2027	3,543	3,543
District of
Columbia – 0.9%
District of Columbia,
Medlantic/Helix Issue,
Series 1998A Tranche III
(LOC: PNC Bank)
0.090%, 08/15/2038	1,250	1,250
District of Columbia,
The Pew Charitable Trusts
Issue, Series 2008A
(LOC: PNC Bank)
0.090%, 04/01/2038	2,905	2,905
		4,155

Retail Tax Free Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Florida – 4.5%
Florida Keys Aqueduct
Authority, Water Revenue
Refunding Bonds,
Series 2008
(LOC: TD Bank)
0.090%, 09/01/2035	$4,355	$4,355
Halifax Hospital Medical
Center, Daytona Beach,
Florida, Series 2008
(LOC: JPMorgan
Chase Bank)
0.100%, 06/01/2048	15,000	15,000
Miami-Dade County,
Florida, Juvenile
Courthouse Project,
Series 2003B
(LOC: TD Bank)
0.090%, 04/01/2043	2,715	2,715
		22,070
Georgia – 2.9%
Development Authority of
the Unified Government
of Athens-Clarke County,
Georgia, University of
Georgia Athletic
Association Project,
Series 2005B
(LOC: Wells Fargo Bank)
0.030%, 07/01/2035	60	60
Macon Water Authority,
Tax-Exempt Adjustable
Mode Water & Sewer
Refunding and
Improvement Revenue
Bonds, Series 2018B
0.130%,10/01/2038	14,220	14,220
		14,280
Illinois – 16.8%
Illinois Education Facilities
Authority, Newberry Library,
Series 1988 (LOC:
Northern Trust Company)
0.100%, 03/01/2028	935	935
Illinois Finance Authority,
Elmhurst Memorial
Healthcare, Series 2008D
(LOC: Bank of America)
0.110%, 01/01/2048	5,000	5,000

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	35

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Illinois Finance Authority,
Richard Driehaus Foundation,
Series 2005 (LOC:
Northern Trust Company)
0.150%, 02/01/2035	$12,100	$12,100
Illinois Finance Authority,
St. Ignatius College Prep
Project, Series 2006
(LOC: PNC Bank)
0.100%, 12/01/2036	10,800	10,800
Illinois Finance Authority,
Steppenwolf Theatre
Company Project,
Series 2019 (LOC:
Northern Trust Company)
0.090%, 03/01/2049	22,000	22,000
Illinois Finance Authority,
The Latin School of Chicago
Project, Series 2005A
(LOC: JPMorgan Chase Bank)
0.100%, 08/01/2028	7,770	7,770
Illinois Finance Authority,
The University of Chicago
Medical Center,
Series 2009E
(LOC: Wells Fargo Bank)
0.040%, 08/01/2043	4,005	4,005
University of Illinois Health
Services Facilities System
Revenue Bonds,
Series 1997B
(LOC: Wells Fargo Bank)
0.100%, 10/01/2026	7,900	7,900
University of Illinois,
UIC South Campus
Development Project
Revenue Refunding Bonds,
Series 2008 (LOC:
JPMorgan Chase Bank)
0.100%, 01/15/2022	11,870	11,870
		82,380
Indiana – 2.8%
Indiana Finance Authority,
Duke Energy Indiana, Inc.
Project, Series 2009A-5
(LOC: Sumitomo Mitsui Bank)
0.050%, 10/01/2040	5,300	5,300

Retail Tax Free Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009B
(LOC: Wells Fargo Bank)
0.030%, 11/01/2039	$6,085	$6,085
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009C (LOC:
Sumitomo Mitsui Bank)
0.100%, 11/01/2039	2,275	2,275
		13,660
Kentucky – 4.1%
Louisville/Jefferson County
Metro Government,
Norton Healthcare, Inc,
Series 2011A
(LOC: PNC Bank)
0.090%,10/01/2039	1,920	1,920
Louisville/Jefferson County
Metro Government,
Norton Healthcare, Inc,
Series 2013C
(LOC: PNC Bank)
0.100%, 10/01/2043	18,350	18,350
		20,270
Louisiana – 1.0%
Louisiana Public Facilities
Authority, CHRISTUS
Health, Series 2009B-2
(LOC: Bank of
New York Mellon)
0.080%, 07/01/2047	5,100	5,100
Minnesota – 6.0%
Minneapolis and St. Paul
Minnesota Housing and
Redevelopment Authority,
Allina Health 2007C-1
(LOC: Wells Fargo Bank)
0.080%, 11/15/2034	14,850	14,850
Minnesota Higher
Education Facilities
Authority, Macalester
College, Series Five-Q
0.200%, 03/01/2033	9,025	9,025

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Minnesota Higher
Education Facilities
Authority, Macalester
College, Series Three-Z
0.200%, 03/01/2024	$5,400	$5,400
		29,275
Mississippi – 0.8%
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2007E
Chevron Corp
0.030%, 12/01/2030	2,170	2,170
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2010I
Chevron Corp
0.030%, 11/01/2035	650	650
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2010L
Chevron Corp
0.030%, 11/01/2035	100	100
Mississippi Business
Finance Corporation,
Chevron U.S.A. Inc.
Project, Series 2011G
Chevron Corp
0.030%, 11/01/2035	1,140	1,140
		4,060
Nevada – 2.4%
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-1 (LOC:
Sumitomo Mitsui Bank)
0.090%, 07/01/2036	10,145	10,145
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-2B
(LOC: Royal Bank of Canada)
0.090%, 07/01/2040	1,710	1,710
		11,855
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
New York – 0.2%
Triborough Bridge and
Tunnel Authority,
Series 2002F
(LOC: Citibank)
0.030%, 11/01/2032	$1,100	$1,100
Ohio – 1.9%
City of Blue Ash,
Ursuline Academy of
Cincinnati, Series 2008
(LOC: PNC Bank)
0.100%, 06/01/2031	9,335	9,335
The Ohio State University,
A State University of Ohio,
Series 2005B
0.070%, 06/01/2035	100	100
		9,435
Pennsylvania – 3.7%
Pennsylvania Turnpike
Commission, Variable
Rate Turnpike Revenue
Bonds, Second Series
of 2019 (LOC: TD Bank)
0.070%, 12/01/2038	17,900	17,900
Tennessee – 0.7%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B,
Series 2010V-C-1
(GTD: FHLB)
0.140%, 06/01/2025	3,355	3,355
Texas – 3.6%
City of Houston, Texas,
Combined Utility System,
Series 2004B-6 (LOC:
Sumitomo Mitsui Bank)
0.090%, 05/15/2034	14,810	14,810
Lower Neches Valley
Authority Industrial
Development Corporation,
ExxonMobil Project,
Series 2010
0.030%, 11/01/2038	2,700	2,700
		17,510

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	37

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligatons Fund (cont.)
DESCRIPTION	PAR	VALUE >
Vermont – 1.0%
Vermont Educational
and Health Buildings
Financing Agency,
Fletcher Allen Health Care
Project, Series 2004B
(LOC: TD Bank)
0.100%, 12/01/2030	$4,750	$4,750
Virginia – 6.3%
Industrial Development
Authority of Loudoun County,
Virginia, Howard Hughes
Medical Institute Issue,
Series 2003A
0.090%, 02/15/2038	1,515	1,515
Industrial Development
Authority of Loudoun County,
Virginia, Howard Hughes
Medical Institute Issue,
Series 2003E
0.100%, 02/15/2038	17,415	17,415
Industrial Development
Authority of Loudoun County,
Virginia, Howard Hughes
Medical Institute Issue,
Series 2003F
0.100%, 02/15/2038	4,555	4,555
Portsmouth Redevelopment &
Housing Authority, Phoebus
Square Apartments,
Series 2008 (GTD: FHLMC)
0.110%, 04/01/2048	7,200	7,200
		30,685
Washington – 5.8%
Port of Tacoma, Subordinate
Lien Revenue Bonds,
Series 2008B
(LOC: Bank of America)
0.080%, 12/01/2044	20,000	20,000
Washington State Housing
Finance Commission,
Living Care Centers Project,
Series 2000
(LOC: Wells Fargo Bank)
0.100%, 10/01/2030	4,700	4,700
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Washington State Housing
Finance Commission,
The Overlake School Project,
Series 2003
(LOC: Wells Fargo Bank)
0.110%,10/01/2029	$3,760	$3,760
		28,460
West Virginia – 1.7%
West Virginia Hospital
Finance Authority, West
Virginia University Health
System Obligated Group,
2018 Series C
(LOC: TD Bank)
0.080%, 06/01/2034	8,530	8,530
Total Variable Rate
Demand Notes
(Cost $368,898)		368,898
Non-Financial
Company Commercial
Paper – 16.8%
North Carolina Capital
Facilities Finance Agency
0.170%, 09/03/2020	9,996	9,996
Texas A&M University
0.170%, 12/03/2020	20,000	20,000
Texas Technical University
0.170%, 12/03/2020	17,538	17,538
University of Michigan
0.180%, 11/03/2020	8,000	8,000
University of Minnesota
0.180%, 09/03/2020	12,028	12,028
University of Minnesota
0.180%, 09/03/2020	8,770	8,770
University of Texas System
0.180%, 01/07/2021	5,835	5,835
Total Non-Financial Company
Commercial Paper
(Cost $82,167)		82,167
Other Municipal
Securities – 7.8%
Belmont County, Ohio,
Various Purpose
Refunding General
Obligation Bonds and
Anticipation Notes,
Series 2020
1.000%, 08/25/2021	3,005	3,028

The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
City of Euclid, Ohio,
General Obligation Various
Purpose Improvement
Bond Anticipation Notes,
Series 2020
2.250%, 04/29/2021	$1,175	$1,180
City of Lawrence, Kansas,
General Obligation
Temporary Notes,
Series 2019-I
2.000%, 05/01/2021	1,995	1,995
City of Sharonville, Ohio,
Series 2020
1.000%, 06/24/2021	2,000	2,011
City of Tiffin, Ohio Street
Improvement, Series 2020
1.000%, 06/17/2021	790	794
County of Bergen,
New Jersey, General
Obligation Bonds,
Series 2020
2.000%, 06/10/2021	8,000	8,099
Fairfax County Water
Authority, Series 2017
5.000%, 04/01/2021	4,350	4,446
Lorain City, Ohio Streetscape
Improvement, Series 2020
1.250%, 06/17/2021	935	941
Olmsted Falls City, Ohio,
Bond Anticipation Notes,
Series 2020
1.000%, 06/10/2021	1,385	1,391
School District of Oconee
County, South Carolina
General Obligation Bonds,
Series 2020
5.000%, 03/01/2021	7,500	7,610

Retail Tax Free Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE ✇
State of Minnesota, General
Obligation State Bonds,
Series 2013F
5.000%, 10/01/2020	$4,500	$4,515
State of Washington,
Series R-2020C
5.000%, 01/01/2021	2,500	2,534
Total Other
Municipal Securities
(Cost $38,544)		38,544
Total Investments ▲ – 99.9%
(Cost $489,609)		489,609
Other Assets and
Liabilities, Net – 0.1%		393
Total Net Assets – 100.0%		$490,002

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

▲	On August 31, 2020, the cost of investments for federal income tax purposes was $489,609. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

FHLB	–	Federal Home Loan Bank

FHLMC	–	Federal Home Loan Mortgage Association

GTD	–	Guaranteed

LOC	–	Letter of Credit

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	39

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 61.2%
U.S. Treasury Bills ⊙
0.112%, 09/01/2020	$250,000	$250,000
0.135%, 09/03/2020	250,000	249,998
0.146%, 09/08/2020	625,000	624,982
0.168%, 09/10/2020	275,000	274,989
0.230%, 09/15/2020	120,000	119,989
0.150%, 09/17/2020	150,000	149,990
0.082%, 09/22/2020	300,000	299,986
0.150%, 09/24/2020	600,000	599,943
0.073%, 09/29/2020	600,000	599,954
0.154%, 10/01/2020	250,000	249,968
0.092%, 10/06/2020	300,000	299,974
0.150%, 10/08/2020	150,000	149,977
0.118%, 10/13/2020	100,000	99,986
0.123%, 10/15/2020	125,000	124,982
0.119%, 10/20/2020	725,000	724,884
0.118%, 10/22/2020	150,000	149,975
0.104%, 10/27/2020	50,000	49,993
0.120%, 10/29/2020	200,000	199,962
0.178%, 11/03/2020	50,000	49,985
0.093%, 11/05/2020	140,000	139,977
0.135%, 11/12/2020	530,000	529,859
0.114%, 11/19/2020	350,000	349,914
0.191%, 11/24/2020	75,000	74,967
0.129%, 11/27/2020	275,000	274,916
0.051%, 12/03/2020	500,000	499,845
0.109%, 12/08/2020	150,000	149,956
0.183%, 12/10/2020	200,000	199,900
0.157%, 12/15/2020	100,000	99,955
0.191%, 12/17/2020	100,000	99,944
0.178%, 12/24/2020	200,000	199,889
0.133%, 12/29/2020	50,000	49,978
0.170%, 12/31/2020	75,000	74,958
0.101%, 01/05/2021	200,000	199,930
0.161%, 01/07/2021	200,000	199,887
0.115%, 01/12/2021	100,000	99,958
0.155%, 01/14/2021	100,000	99,943
0.136%, 01/21/2021	200,000	199,894
0.115%, 01/26/2021	200,000	199,907
0.128%, 01/28/2021	50,000	49,974
0.110%, 02/02/2021 ★	50,000	49,977
0.104%, 02/04/2021	150,000	149,933
0.118%, 02/11/2021	100,000	99,947
0.119%, 02/18/2021	200,000	199,889
0.133%, 02/25/2021	525,000	524,660
0.153%, 03/25/2021	175,000	174,850
0.125%, 04/22/2021	70,000	69,944
0.167%, 05/20/2021	120,000	119,857
0.172%, 06/17/2021	100,000	99,864
0.159%, 07/15/2021	50,000	49,931
0.128%, 08/12/2021	75,000	74,909

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Notes
1.375%, 09/30/2020	$100,000	$99,979
2.000%, 09/30/2020	50,000	50,014
2.750%, 09/30/2020	75,000	75,066
1.625%, 10/15/2020	50,000	50,000
0.145% (3 Month U.S.
Treasury Money Market
Yield + 0.045%),
10/31/2020 △	480,000	479,967
2.000%, 11/30/2020	35,000	35,029
2.750%, 11/30/2020	30,000	30,081
1.750%, 12/31/2020	50,000	50,043
2.375%, 12/31/2020	70,000	70,175
2.500%, 12/31/2020	305,000	305,927
2.000%, 01/15/2021	150,000	150,470
0.215% (3 Month U.S.
Treasury Money Market
Yield + 0.115%),
01/31/2021 △	650,000	649,937
2.375%, 03/15/2021	150,000	151,659
1.250%, 03/31/2021	100,000	100,391
0.239% (3 Month U.S.
Treasury Money Market
Yield + 0.139%),
04/30/2021 △	475,000	474,939
1.125%, 06/30/2021	100,000	100,768
1.625%, 06/30/2021	50,000	50,591
2.125%, 06/30/2021	25,000	25,399
2.625%, 07/15/2021	125,000	127,702
0.320% (3 Month U.S.
Treasury Money Market
Yield + 0.220%),
07/31/2021 △	455,000	454,996
1.500%, 08/31/2021	65,000	65,885
2.000%, 08/31/2021	70,000	71,298
0.400% (3 Month U.S.
Treasury Money Market
Yield + 0.300%),
10/31/2021 △	375,000	375,335
0.254% (3 Month U.S.
Treasury Money Market
Yield + 0.154%),
01/31/2022 △	375,000	375,059
0.214% (3 Month U.S.
Treasury Money Market
Yield + 0.114%),
04/30/2022 △	655,000	655,477
0.155% (3 Month U.S.
Treasury Money Market
Yield + 0.055%),
07/31/2022 △	110,000	110,007
Total U.S. Treasury Debt
(Cost $15,863,023)		15,863,023

The accompanying notes are an integral part of the financial statements.

40	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase
Agreements – 41.3%
Bank of America Securities Inc.
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $150,000
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	$150,000	$150,000
Bank of Montreal
0.060%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
0.090%, dated 08/27/2020,
matures 10/26/2020,
repurchase price $250,038
(collateralized by U.S.
Treasury obligations:
Total market value
$255,000)	250,000	250,000
Bank of Nova Scotia
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $512,508
(collateralized by U.S.
Treasury obligations:
Total market value
$522,757)	512,507	512,507
Barclays Capital Inc.
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $250,000
(collateralized by U.S.
Treasury obligations:
Total market value
$255,000)	250,000	250,000
BNP Paribas SA
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $150,000
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.080%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $200,000
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	$200,000	$200,000
0.120%, dated 07/13/2020,
matures 09/14/2020,
repurchase price $365,077
(collateralized by U.S.
Treasury obligations:
Total market value
$372,300)	365,000	365,000
0.080%, dated 08/21/2020,
matures 09/21/2020,
repurchase price $150,010
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
0.100%, dated 08/07/2020,
matures 10/07/2020,
repurchase price $300,051
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000)	300,000	300,000
0.100%, dated 08/17/2020,
matures 10/16/2020,
repurchase price $225,038
(collateralized by U.S.
Treasury obligations:
Total market value
$229,500)	225,000	225,000
Canadian Imperial
Bank of Commerce
0.130%, dated 07/07/2020,
matures 09/04/2020,
repurchase price $125,027
(collateralized by U.S.
Treasury obligations:
Total market value
$127,526)	125,000	125,000
0.100%, dated 07/30/2020,
matures 09/17/2020,
repurchase price $200,027
(collateralized by U.S.
Treasury obligations:
Total market value
$204,019)	200,000	200,000

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	41

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.090%, dated 08/18/2020,
matures 09/18/2020,
repurchase price $100,008
(collateralized by U.S.
Treasury obligations:
Total market value
$102,004)	$100,000	$100,000
0.080%, dated 08/21/2020,
matures 09/21/2020,
repurchase price $300,021
(collateralized by U.S.
Treasury obligations:
Total market value
$306,008)	300,000	300,000
0.080%, dated 08/25/2020,
matures 09/24/2020,
repurchase price 120,008
(collateralized by U.S.
Treasury obligations:
Total market value
$122,402)	120,000	120,000
Credit Agricole Corporate &
Investment Bank
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $482,360
(collateralized by U.S.
Treasury obligations:
Total market value
$492,006)	482,359	482,359
0.090%, dated 08/10/2020,
matures 09/10/2020,
repurchase price $175,014
(collateralized by U.S.
Treasury obligations:
Total market value
$178,500)	175,000	175,000
0.090%, dated 08/18/2020,
matures 09/14/2020,
repurchase price $100,007
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
0.090%, dated 08/14/2020,
matures 09/14/2020,
repurchase price $100,008
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.100%, dated 07/31/2020,
matures 09/17/2020,
repurchase price $150,020
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	$150,000	$150,000
0.080%, dated 08/21/2020,
matures 09/21/2020,
repurchase price $275,019
(collateralized by U.S.
Treasury obligations:
Total market value
$280,500)	275,000	275,000
0.080%, dated 08/27/2020,
matures 09/25/2020,
repurchase price $300,019
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000)	300,000	300,000
Fixed Income Clearing Corp
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $700,001
(collateralized by U.S.
Treasury obligations:
Total market value
$714,000)	700,000	700,000
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $850,002
(collateralized by U.S.
Treasury obligations:
Total market value
$867,000)	850,000	850,000
0.090%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $600,002
(collateralized by U.S.
Treasury obligations:
Total market value
$612,000)	600,000	600,000
HSBC Securities (USA) Inc.
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $200,000
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

42	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.080%, dated 08/31/2020,
matures 09/08/2020,
repurchase price $200,004
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000) ∞	$200,000	$200,000
ING Financial Markets LLC
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
0.070%, dated 08/26/2020,
matures 09/02/2020,
repurchase price $50,001
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	50,000	50,000
0.080%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $200,002
(collateralized by U.S.
Treasury obligations:
Total market value
$204,083)	200,002	200,002
0.070%, dated 08/25/2020,
matures 09/01/2020,
repurchase price $50,001
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	50,000	50,000
0.060%, dated 08/28/2020,
matures 09/04/2020,
repurchase price $150,002
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
0.080%, dated 08/31/2020,
matures 09/08/2020,
repurchase price $75,001
(collateralized by U.S.
Treasury obligations:
Total market value
$76,500) ∞	75,000	75,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
JP Morgan Securities, LLC
0.080% (SOFR + 0.010%),
dated 08/31/2020,
matures 09/30/2020,
repurchase price $75,005
(collateralized by U.S.
Treasury obligations:
Total market value
$76,506) ∞	$75,000	$75,000
MUFG Securities Canada Ltd.
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $300,001
(collateralized by U.S.
Treasury obligations:
Total market value
$306,001)	300,000	300,000
0.060%, dated 08/26/2020,
matures 09/02/2020,
repurchase price $200,003
(collateralized by U.S.
Treasury obligations:
Total market value
$204,002)	200,000	200,000
RBC Dominion Securities Inc.
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $800,002
(collateralized by U.S.
Treasury obligations:
Total market value
$816,000)	800,000	800,000
0.070%, dated 08/25/2020,
matures 09/01/2020,
repurchase price $150,002
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
0.090%, dated 07/13/2020,
matures 09/14/2020,
repurchase price $175,028
(collateralized by U.S.
Treasury obligations:
Total market value
$178,500)	175,000	175,000
0.120%, dated 07/14/2020,
matures 09/15/2020,
repurchase price $150,032
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	43

Schedule of Investments	August 31, 2020, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Royal Bank of Canada/NY
0.070%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $200,000
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	$200,000	$200,000
Societe Generale SA
0.060%, dated 08/31/2020,
matures 09/01/2020,
repurchase price $100,000
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
0.080%, dated 08/25/2020,
matures 09/01/2020,
repurchase price $300,005
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000)	300,000	300,000
Total U.S. Treasury
Repurchase Agreements
(Cost $10,704,868)		10,704,868
Total Investments ▲ – 102.5%
(Cost $26,567,891)		26,567,891
Other Assets and
Liabilities, Net – (2.5)%		(644,930)
Total Net Assets – 100.0%		$25,922,961
Treasury Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
⊙	Rate shown is annualized yield as of August 31, 2020.
★	Security purchased on a when-issued basis. On August 31, 2020, the total cost of investments purchased on a when-issued basis was $49,977 or 0.2% of total net assets.
△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2020.
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2020, the value of these investments was $350,000 or 1.4% of total net assets. See note 2 in Notes to Financial Statements.
▲	On August 31, 2020, the cost of investments for federal income tax purposes was $26,567,891. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

OBFR  –  Overnight Bank Funding Rate

SOFR  –  Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

44	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 100.0%
U.S. Treasury Bills ⊙
0.069%, 09/01/2020	$162,950	$162,950
0.144%, 09/03/2020	172,846	172,845
0.152%, 09/08/2020	99,277	99,274
0.101%, 09/10/2020	153,649	153,645
0.097%, 09/15/2020	121,876	121,871
0.119%, 09/17/2020	72,584	72,580
0.120%, 09/22/2020	167,566	167,554
0.083%, 09/24/2020	46,811	46,809
0.100%, 09/29/2020	120,000	119,991
0.138%, 10/06/2020	142,320	142,301
0.129%, 10/08/2020	14,301	14,299
0.108%, 10/13/2020	125,000	124,984
0.120%, 10/15/2020	100,000	99,986
0.112%, 10/20/2020	201,629	201,599
0.112%, 10/22/2020	12,146	12,144
0.105%, 10/27/2020	100,000	99,984
0.125%, 11/03/2020	79,942	79,925
0.137%, 11/10/2020	100,000	99,974
0.110%, 11/12/2020	75,000	74,984
0.148%, 11/17/2020	25,000	24,992
0.123%, 11/19/2020	90,000	89,976
0.119%, 11/27/2020	77,150	77,128
0.132%, 12/01/2020	25,000	24,992
0.102%, 12/08/2020	20,000	19,994
0.101%, 12/15/2020	10,307	10,304
0.105%, 12/22/2020	19,631	19,625
0.129%, 01/21/2021	25,000	24,987
0.115%, 01/26/2021	25,000	24,988
0.118%, 02/18/2021	35,000	34,981
0.180%, 02/25/2021	10,000	9,991
0.131%, 03/25/2021	75,000	74,945
0.160%, 05/20/2021	5,000	4,994
0.123%, 08/12/2021	15,000	14,983
U.S. Treasury Notes
1.375%, 09/30/2020	10,000	9,998
0.145% (3 Month U.S.
Treasury Money Market
Yield + 0.045%),
10/31/2020 △	85,840	85,831
1.625%, 11/30/2020	4,945	4,945
2.750%, 11/30/2020	5,000	5,014
2.375%, 12/31/2020	20,000	20,050
0.215% (3 Month U.S.
Treasury Money Market
Yield + 0.115%),
01/31/2021 △	58,489	58,481
0.239% (3 Month U.S.
Treasury Money Market
Yield + 0.139%),
04/30/2021 △	73,000	72,988
U.S. Treasury Money Market Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
0.320% (3 Month U.S.
Treasury Money Market
Yield + 0.220%),
07/31/2021 △	$74,000	$74,001
2.000%, 08/31/2021	10,940	11,142
0.400% (3 Month U.S.
Treasury Money Market
Yield + 0.300%),
10/31/2021 △	90,000	90,096
0.254% (3 Month U.S.
Treasury Money Market
Yield + 0.154%),
01/31/2022 △	30,000	30,005
0.214% (3 Month U.S.
Treasury Money Market
Yield + 0.114%),
04/30/2022 △	103,347	103,409
Total U.S. Treasury Debt
(Cost $3,090,539)		3,090,539
Total Investments ▲ – 100.0%
(Cost $3,090,539)		3,090,539
Other Assets and
Liabilities, Net – (0.0)%		(129)
Total Net Assets – 100.0%		$3,090,410

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
⊙	Rate shown is annualized yield as of August 31, 2020.
△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2020.
▲	On August 31, 2020, the cost of investments for federal income tax purposes was $3,090,539. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	45

Statements of Assets and Liabilities	August 31, 2020, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$48,197,841	$792,366	$1,862,179	$489,609	$15,863,023	$3,090,539
Repurchase agreements, at cost	22,337,029	275,378	682,735	—	10,704,868	—
ASSETS:
Investments, in securities, at value	$48,197,841	$792,583	$1,862,179	$489,609	$15,863,023	$3,090,539
Repurchase agreements, at value	22,337,029	275,378	682,735	—	10,704,868	—
Cash	1	1	—	6	—	—
Receivable for interest	17,580	412	730	487	8,785	309
Receivable for capital shares sold	7	—	1	—	—	—
Prepaid directors’ retainer	35	7	6	7	19	6
Prepaid expenses and other assets	199	26	66	33	29	18
Total assets	70,552,692	1,068,407	2,545,717	490,142	26,576,724	3,090,872
LIABILITIES:
Over-issued shares (notes 8 & 9)	8,186,896	—	—	—	—	—
Dividends payable	2,252	69	54	4	905	44
Distributions payable to holders of over-issued shares (notes 8 & 9)	321	—	—	—	—	—
Payable for investments purchased	1,649,651	—	—	—	649,867	—
Payable for capital shares redeemed	—	—	1,022	—	—	—
Payable to affiliates (note 3)	8,283	177	413	96	2,921	389
Payable for distribution and shareholder services	14	20	144	14	—	—
Accrued expenses and other liabilities	137	29	36	26	70	29
Total liabilities	9,847,554	295	1,669	140	653,763	462
Net assets	$60,705,138	$1,068,112	$2,544,048	$490,002	$25,922,961	$3,090,410
COMPOSITION OF NET ASSETS:
Portfolio capital	$60,704,958	$1,067,896	$2,544,046	$490,012	$25,923,038	$3,090,142
Total distributable earnings (losses)	180	216	2	(10)	(77)	268
Net assets	$60,705,138	$1,068,112	$2,544,048	$490,002	$25,922,961	$3,090,410

46	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class A:
Net assets	$271,822	$—	$467,288	$63,262	$175,572	$37,244
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	271,820	—	467,287	63,261	175,577	37,231
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$3,473,331	$—	$—	$—	$2,028,803	$64,128
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	3,473,303	—	—	—	2,028,824	64,117
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00
Class P:
Net assets	$895,022	$—	$—	$—	$94,546	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	895,021	—	—	—	94,546	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—
Class T:
Net assets	$—	$64,166	$7	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	—	64,152	7	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.0002	$1.00	$—	$—	$—
Class U:
Net assets	$4,901,273	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	4,901,247	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	47

Statements of Assets and Liabilities	August 31, 2020, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class V:
Net assets	$2,036,167	$27,559	$29,449	$13,106	$657,474	$94,065
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,036,148	27,552	29,449	13,106	657,480	94,046
Net asset value, offering price and redemption price per share	$1.00	$1.0003	$1.00	$1.00	$1.00	$1.00
Class X:
Net assets	$18,989,990	$—	$31,592	$—	$7,456,126	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	18,989,915	—	31,592	—	7,456,149	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—
Class Y:
Net assets	$10,137,395	$317,298	$1,442,471	$384,088	$3,255,885	$795,799
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	10,137,307	317,218	1,442,470	384,081	3,255,921	795,681
Net asset value, offering price and redemption price per share	$1.00	$1.0003	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$20,000,138	$659,089	$573,241	$29,546	$12,254,555	$2,099,174
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	19,999,952	658,958	573,241	29,543	12,254,631	2,098,981
Net asset value, offering price and redemption price per share	$1.00	$1.0002	$1.00	$1.00	$1.00	$1.00

*	20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

**	20 billion shares were authorized for Retail Prime Obligations Fund.

The accompanying notes are an integral part of the financial statements.

48	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Statements of Operations	For the year ended August 31, 2020, all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$559,486	$15,993	$33,979	$4,599	$165,787	$24,102
Total investment income	559,486	15,993	33,979	4,599	165,787	24,102
EXPENSES (note 1 and note 3):
Investment advisory fees	55,909	1,248	2,684	475	17,472	2,555
Administration fees and expenses	66,525	1,552	3,486	600	20,878	3,065
Transfer agent fees and expenses	507	56	131	35	190	59
Custodian fees	2,217	50	107	20	692	101
Legal fees	115	22	30	21	47	25
Audit fees	141	31	32	28	64	30
Registration fees	364	55	115	57	115	52
Postage and printing fees	199	8	65	6	65	9
Directors’ fees	566	120	133	113	240	132
Distributions to holders of over-issued shares (notes 8 & 9)	13,767	—	—	—	—	—
Other expenses	506	107	67	46	220	96
Distribution and shareholder servicing (12b-1) fees:
Class A	585	—	1,250	90	688	100
Class D	4,972	—	—	—	2,271	81
Shareholder servicing (non 12b-1) fees:
Class A	615	—	1,264	91	689	100
Class D	8,348	—	—	—	3,786	135
Class T	—	154	—	—	—	—
Class V	2,406	35	50	12	560	135
Class Y	26,047	854	3,615	944	6,938	1,549
Total expenses	183,789	4,292	13,029	2,538	54,915	8,224
Less: Fee waivers (note 3)	(44,600)	(1,256)	(2,682)	(709)	(15,997)	(1,948)
Total net expenses	139,189	3,036	10,347	1,829	38,918	6,276
Investment income – net	420,297	12,957	23,632	2,770	126,869	17,826
Net gain (loss) on investments	203	3	2	(1)	(79)	262
Net change in unrealized appreciation (depreciation) on investments	—	210	—	—	—	—
Net increase in net assets resulting from operations	$420,500	$13,170	$23,634	$2,769	$126,790	$18,088

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	49

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended 8/31/2020 (as restated, note 9)	Year Ended 8/31/2019	Year Ended 8/31/2020	Year Ended 8/31/2019	Year Ended 8/31/2020	Year Ended 8/31/2019
OPERATIONS:
Investment income – net	$420,297	$862,879	$12,957	$26,695	$23,632	$56,668
Net realized gain (loss) on investments	203	367	3	3	2	(1)
Net change in unrealized appreciation (depreciation) on investments	—	—	210	(141)	—	—
Net increase in net assets resulting from operations	420,500	863,246	13,170	26,557	23,634	56,667
DISTRIBUTIONS TO SHARE HOLDERS FROM (note 1) :
Class A	(1,375)	(4,390)	—	—	(3,800)	(11,940)
Class D	(21,083)	(61,923)	—	—	—	—
Class P	(9,672)	(11,135)	—	—	—	—
Class T	—	—	(701)	(1,564)	—	(6)
Class U	(26,147)	(30,598)	—	—	—	—
Class V	(19,868)	(44,677)	(348)	(3,269)	(518)	(953)
Class X	(88,542)	(152,124)	—	(132)	(1,075)	(2,827)
Class Y	(74,481)	(183,836)	(2,979)	(7,103)	(11,913)	(29,847)
Class Z	(179,501)	(374,196)	(8,932)	(14,627)	(6,326)	(11,095)
Total distributions	(420,669)	(862,879)	(12,960)	(26,695)	(23,632)	(56,668)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	671,021	1,064,115	—	—	370,212	1,092,937
Reinvestment of distributions	451	1,288	—	—	3,732	10,262
Payments for redemptions	(638,179)	(1,181,001)	—	—	(413,749)	(1,747,913)
Increase (decrease) in net assets from Class A transactions	33,293	(115,598)	—	—	(39,805)	(644,714)
Class D:
Proceeds from sales	7,342,786	8,164,864	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(7,425,109)	(8,716,117)	—	—	—	—
Decrease in net assets from Class D transactions	(82,323)	(551,253)	—	—	—	—
Class P:
Proceeds from sales	6,500,764	4,007,362	—	—	—	—
Reinvestment of distributions	106	—	—	—	—	—
Payments for redemptions	(7,691,544)	(1,921,687)	—	—	—	—
Increase (decrease) in net assets from Class P transactions	(1,190,674)	2,085,675	—	—	—	—

50	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended 8/31/2020 (as restated, note 9)	Year Ended 8/31/2019	Year Ended 8/31/2020	Year Ended 8/31/2019	Year Ended 8/31/2020	Year Ended 8/31/2019
Class T:
Proceeds from sales	—	—	251,676	248,207	—	24
Reinvestment of distributions	—	—	6	13	—	6
Payments for redemptions	—	—	(269,952)	(243,485)	—	(1,007)
Increase (decrease) in net assets from Class T transactions	—	—	(18,270)	4,735	—	(977)
Class U:
Proceeds from sales	25,678,146	13,469,684	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(24,317,314)	(10,055,013)	—	—	—	—
Increase in net assets from Class U transactions	1,360,832	3,414,671	—	—	—	—
Class V:
Proceeds from sales	16,209,430	12,132,234	98,331	373,049	58,677	67,286
Reinvestment of distributions	925	85	6	8	—	—
Payments for redemptions	(16,488,623)	(11,604,241)	(176,425)	(415,635)	(75,038)	(61,578)
Increase (decrease) in net assets from Class V transactions	(278,268)	528,078	(78,088)	(42,578)	(16,361)	5,708
Class X:
Proceeds from sales	83,695,632	57,081,903	—	278,715	76,460	1,284,525
Reinvestment of distributions	22,634	21,380	—	—	43	12
Payments for redemptions	(74,596,561)	(53,094,089)	—	(318,733)	(257,782)	(1,090,413)
Increase (decrease) in net assets from Class X transactions	9,121,705	4,009,194	—	(40,018)	(181,279)	194,124
Class Y:
Proceeds from sales	30,119,343	50,151,654	1,042,694	1,334,953	1,436,170	1,568,867
Reinvestment of distributions	7,383	16,128	21	45	—	84
Payments for redemptions	(29,950,995)	(49,646,865)	(1,062,557)	(1,507,492)	(1,343,940)	(1,519,741)
Increase (decrease) in net assets from Class Y transactions	175,731	520,917	(19,842)	(172,494)	92,230	49,210
Class Z:
Proceeds from sales	90,808,675	295,513,914	4,882,614	4,115,995	1,051,330	1,175,413
Reinvestment of distributions	17,804	25,089	229	345	1,173	1,344
Payments for redemptions	(89,162,013)	(291,884,988)	(4,970,214)	(3,932,527)	(1,053,814)	(948,729)
Increase (decrease) in net assets from Class Z transactions	1,664,466	3,654,015	(87,371)	183,813	(1,311)	228,028
Increase (decrease) in net assets from capital share transactions	10,804,762	13,545,699	(203,571)	(66,542)	(146,526)	(168,621)
Total increase (decrease) in net assets	10,804,593	13,546,066	(203,361)	(66,680)	(146,524)	(168,622)
Net assets at beginning of year	49,900,545	36,354,479	1,271,473	1,338,153	2,690,572	2,859,194
Net assets at end of year	$60,705,138	$49,900,545	$1,068,112	$1,271,473	$2,544,048	$2,690,572

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	51

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

		Retail Tax Free		Treasury		U.S. Treasury
		Obligations Fund	Obligations Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2020	8/31/2019	8/31/2020	8/31/2019	8/31/2020	8/31/2019
OPERATIONS:
Investment income – net	$2,770	$4,376	$126,869	$273,821	$17,826	$28,160
Net realized gain (loss) on investments	(1)	(1)	(79)	17	262	31
Net increase in net assets resulting from operations	2,769	4,375	126,790	273,838	18,088	28,191
DISTRIBUTIONS TO SHAREHOLDERS FROM (note 1 ) :
Class A	(125)	(231)	(1,407)	(3,493)	(203)	(773)
Class D	—	—	(8,591)	(25,053)	(261)	(742)
Class G	—	—	—	(143)	—	—
Class P	—	—	(5,170)	(3,314)	—	—
Class V	(79)	(14)	(4,740)	(12,944)	(1,007)	(2,270)
Class X	—	—	(30,493)	(54,253)	—	—
Class Y	(2,115)	(3,758)	(18,394)	(46,495)	(4,096)	(13,512)
Class Z	(451)	(373)	(58,091)	(128,126)	(12,290)	(10,863)
Total distributions	(2,770)	(4,376)	(126,886)	(273,821)	(17,857)	(28,160)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	79,865	54,183	573,682	554,943	1,419,966	2,454,694
Reinvestment of distributions	10	45	181	346	46	126
Payments for redemptions	(47,694)	(57,008)	(644,301)	(495,075)	(1,428,432)	(2,453,007)
Increase (decrease) in net assets from Class A transactions	32,181	(2,780)	(70,438)	60,214	(8,420)	1,813
Class D:
Proceeds from sales	—	—	4,163,560	3,755,477	561,931	771,720
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(3,502,419)	(3,849,727)	(530,155)	(789,142)
Increase (decrease) in net assets from Class D transactions	—	—	661,141	(94,250)	31,776	(17,422)
Class G:
Proceeds from sales	—	—	—	7,233	—	—
Reinvestment of distributions	—	—	—	114	—	—
Payments for redemptions	—	—	—	(86,996)	—	—
Decrease in net assets from Class G transactions	—	—	—	(79,649)	—	—

52	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

		Retail Tax Free		Treasury		U.S. Treasury
		Obligations Fund	Obligations Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2020	8/31/2019	8/31/2020	8/31/2019	8/31/2020	8/31/2019
Class P:
Proceeds from sales	—	—	2,705,873	1,140,470	—	—
Reinvestment of distributions	—	—	116	1	—	—
Payments for redemptions	—	—	(3,532,553)	(219,381)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	(826,564)	921,090	—	—
Class V:
Proceeds from sales	212,381	10,210	6,542,555	6,805,411	776,565	356,445
Reinvestment of distributions	—	—	73	—	322	175
Payments for redemptions	(200,057)	(9,964)	(6,361,911)	(6,744,797)	(789,091)	(308,028)
Increase (decrease) in net assets from Class V transactions	12,324	246	180,717	60,614	(12,204)	48,592
Class X:
Proceeds from sales	—	—	42,151,927	28,767,662	—	—
Reinvestment of distributions	—	—	9,095	10,353	—	—
Payments for redemptions	—	—	(37,595,689)	(27,876,332)	—	—
Increase in net assets from Class X transactions	—	—	4,565,333	901,683	—	—
Class Y:
Proceeds from sales	624,967	606,682	17,351,521	18,019,653	3,602,710	2,199,547
Reinvestment of distributions	—	—	2,778	7,641	244	513
Payments for redemptions	(574,546)	(589,986)	(16,537,575)	(18,280,809)	(3,405,514)	(2,286,682)
Increase (decrease) in net assets from Class Y transactions	50,421	16,696	816,724	(253,515)	197,440	(86,622)
Class Z:
Proceeds from sales	102,312	114,501	46,080,924	43,059,867	12,364,943	6,632,773
Reinvestment of distributions	1	7	18,606	37,510	332	497
Payments for redemptions	(122,413)	(85,493)	(40,491,007)	(42,385,545)	(11,047,603)	(6,286,259)
Increase (decrease) in net assets from Class Z transactions	(20,100)	29,015	5,608,523	711,832	1,317,672	347,011
Increase in net assets from capital share transactions	74,826	43,177	10,935,436	2,228,019	1,526,264	293,372
Total increase in net assets	74,825	43,176	10,935,340	2,228,036	1,526,495	293,403

Net assets at beginning of year	415,177	372,001	14,987,621	12,759,585	1,563,915	1,270,512
Net assets at end of year	$490,002	$415,177	$25,922,961	$14,987,621	$3,090,410	$1,563,915

1For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value
	Beginning	Investment		Investment	Realized Gains	End of	Total
	of Period	Income		Income	on Investments	Period	Return[1]
Government Obligations Fund
Class A
2020	$1.00	$0.006		$(0.006)	$(0.000)[2]	$1.00	0.55%
2019	1.00	0.016		(0.016)	—	1.00	1.62
2018	1.00	0.008		(0.008)	—	1.00	0.76
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class D
2020	$1.00	$0.006		$(0.006)	$(0.000)[2]	$1.00	0.64%
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.91
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class P
2020	$1.00	$0.009		$(0.009)	$(0.000)[2]	$1.00	0.95%
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[3]	1.00	0.011		(0.011)	—	1.00	1.08
Class U
2020	$1.00	$0.010		$(0.010)	$(0.000)[2]	$1.00	0.98%
2019	1.00	0.022		(0.022)	—	1.00	2.26
2018[4]	1.00	0.009		(0.009)	—	1.00	0.86
Class V
2020	$1.00	$0.008		$(0.008)	$(0.000)[2]	$1.00	0.82%
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.21
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2016	1.00	0.001		(0.001)	—	1.00	0.06

54	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value
	Beginning	Investment		Investment	Realized Gains	End of	Total
	of Period	Income		Income	on Investments	Period	Return[1]
Class X
2020	$1.00	$0.010		$(0.010)	$(0.000)[2]	$1.00	0.96%
2019	1.00	0.022		(0.022)	—	1.00	2.24
2018	1.00	0.014		(0.014)	—	1.00	1.37
2017	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.57
2016[5]	1.00	0.001		(0.001)	—	1.00	0.11
Class Y
2020	$1.00	$0.007		$(0.007)	$(0.000)[2]	$1.00	0.73%
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.06
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class Z
2020[6]	$1.00	$0.009		$(0.009)	$(0.000)[2]	$1.00	0.92%
2019	1.00	0.022		(0.022)	—	1.00	2.20
2018	1.00	0.013		(0.013)	—	1.00	1.33
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2016	1.00	0.001		(0.001)	—	1.00	0.14

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.
[6]	As restated, note 9.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2020	$271,822	0.55%	0.56%	0.77%	0.34%
2019	238,531	0.75	1.58	0.77	1.56
2018	354,127	0.75	0.76	0.77	0.74
2017	313,106	0.62	0.07	0.79	(0.10)
2016	199,472	0.29	0.01	0.80	(0.50)
Class D
2020	$3,473,331	0.46%	0.63%	0.63%	0.46%
2019	3,555,685	0.60	1.75	0.63	1.72
2018	4,106,912	0.60	0.92	0.64	0.88
2017	3,195,441	0.54	0.15	0.64	0.05
2016	4,020,897	0.31	0.01	0.65	(0.33)
Class P
2020	$895,022	0.15%	1.19%	0.23%	1.11%
2019	2,085,704	0.15	2.19	0.23	2.11
2018[3]	20	0.16	1.52	0.23	1.45
Class U
2020	$4,901,273	0.12%	0.87%	0.23%	0.76%
2019	3,540,435	0.12	2.28	0.23	2.17
2018[4]	125,744	0.12	1.72	0.24	1.60
Class V
2020	$2,036,167	0.28%	0.82%	0.33%	0.77%
2019	2,314,446	0.30	2.06	0.33	2.03
2018	1,786,350	0.30	1.20	0.34	1.16
2017	1,995,445	0.30	0.41	0.34	0.37
2016	1,202,026	0.25	0.05	0.34	(0.04)

56	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class X
2020	$18,989,990	0.14%	0.77%	0.23%	0.68%
2019	9,868,300	0.14	2.21	0.23	2.12
2018	5,859,028	0.14	1.39	0.24	1.29
2017	3,553,517	0.14	0.61	0.24	0.51
2016[5]	678,224	0.14	0.28	0.24	0.18
Class Y
2020	$10,137,395	0.37%	0.71%	0.47%	0.61%
2019	9,961,713	0.45	1.91	0.48	1.88
2018	9,440,721	0.45	1.06	0.49	1.02
2017	8,694,560	0.44	0.28	0.49	0.23
2016	7,393,766	0.31	0.01	0.49	(0.17)
Class Z
2020[6]	$20,000,138	0.28%	0.91%	0.35%	0.84%
2019	18,335,731	0.18	2.17	0.23	2.12
2018	14,681,577	0.18	1.32	0.24	1.26
2017	16,442,191	0.18	0.54	0.24	0.48
2016	11,097,264	0.17	0.14	0.24	0.07

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.
[6]	As restated, note 9.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Realized and		Distributions	Net Asset
	Value	Net		from Net	Unrealized		from Net	Value
	Beginning	Investment		Investment	(Losses)		Realized Gains	End of	Total
	of Period	Income		Income	on Investments		on Investments	Period	Return[1]
Institutional Prime Obligations Fund*
Class T
2020	$1.0000	$0.0088		$(0.0088)	$0.0002		$(0.0000)[2]	$1.0002	0.89%
2019	1.0001	0.0211		(0.0211)	(0.0001)		—	1.0000	2.12
2018	1.0000	0.0134		(0.0134)	0.0001		—	1.0001	1.36
2017	1.0000	0.0049		(0.0049)	0.0000	[2]	(0.0000)[2]	1.0000	0.51
2016	1.00	0.001		(0.001)	—		—	1.00	0.05
Class V
2020	$1.0000	$0.0096		$(0.0096)	$0.0003		$(0.0000)[2]	$1.0003	1.00%
2019	1.0001	0.0221		(0.0221)	(0.0001)		—	1.0000	2.23
2018	1.0000	0.0144		(0.0144)	0.0001		—	1.0001	1.46
2017	1.0000	0.0059		(0.0059)	0.0000	[2]	(0.0000)[2]	1.0000	0.60
2016	1.00	0.001		(0.001)	—		—	1.00	0.12
Class Y
2020	$1.0001	$0.0084		$(0.0084)	$0.0002		$(0.0000)[2]	$1.0003	0.86%
2019	1.0001	0.0206		(0.0206)	(0.0000)[2]		—	1.0001	2.08
2018	1.0000	0.0129		(0.0129)	0.0001		—	1.0001	1.30
2017	1.0000	0.0044		(0.0044)	0.0000	[2]	(0.0000)[2]	1.0000	0.46
2016	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.03
Class Z
2020	$1.0000	$0.0111		$(0.0111)	$0.0002		$(0.0000)[2]	$1.0002	1.13%
2019	1.0001	0.0238		(0.0238)	(0.0001)		—	1.0000	2.39
2018	1.0000	0.0159		(0.0159)	0.0001		—	1.0001	1.61
2017	1.0000	0.0069		(0.0069)	0.0000	[2]	(0.0000)[2]	1.0000	0.70
2016	1.00	0.002		(0.002)	—		—	1.00	0.21

*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

58	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2020	$64,166	0.38%	0.91%	0.46%	0.83%
2019	82,423	0.40	2.11	0.48	2.03
2018	77,695	0.40	1.36	0.50	1.26
2017	72,643	0.40	0.38	0.53	0.25
2016	431,632	0.35	0.05	0.44	(0.04)
Class V
2020	$27,559	0.30%	0.98%	0.36%	0.92%
2019	105,642	0.30	2.23	0.38	2.15
2018	148,228	0.30	1.51	0.40	1.41
2017	58,575	0.30	0.51	0.43	0.38
2016	184,678	0.28	0.12	0.34	0.06
Class Y
2020	$317,298	0.42%	0.87%	0.51%	0.78%
2019	337,078	0.45	2.06	0.53	1.98
2018	509,603	0.45	1.32	0.55	1.22
2017	333,617	0.45	0.41	0.59	0.27
2016	1,120,546	0.37	0.03	0.50	(0.10)
Class Z
2020	$659,089	0.15%	1.12%	0.26%	1.01%
2019	746,330	0.14	2.37	0.28	2.23
2018	562,601	0.15	1.67	0.30	1.52
2017	309,545	0.20	0.52	0.31	0.41
2016	3,012,020	0.20	0.21	0.25	0.16

*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value
	Beginning	Investment		Investment	End of	Total
	of Period	Income		Income	Period	Return[1]
Retail Prime Obligations Fund
Class A
2020	$1.00	$0.008		$(0.008)	$1.00	0.75%
2019	1.00	0.019		(0.019)	1.00	1.95
2018	1.00	0.010		(0.010)	1.00	1.03
2017	1.00	0.003		(0.003)	1.00	0.26
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class T
2020	$1.00	$0.009		$(0.009)	$1.00	0.91%
2019	1.00	0.021		(0.021)	1.00	2.14
2018	1.00	0.014		(0.014)	1.00	1.39
2017	1.00	0.006		(0.006)	1.00	0.60
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.03
Class V
2020	$1.00	$0.010		$(0.010)	$1.00	1.00%
2019	1.00	0.022		(0.022)	1.00	2.24
2018	1.00	0.015		(0.015)	1.00	1.49
2017	1.00	0.007		(0.007)	1.00	0.70
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.04
Class X
2020	$1.00	$0.012		$(0.012)	$1.00	1.15%
2019	1.00	0.024		(0.024)	1.00	2.40
2018	1.00	0.016		(0.016)	1.00	1.65
2017[4]	1.00	0.008		(0.008)	1.00	0.85
Class Y
2020	$1.00	$0.009		$(0.009)	$1.00	0.87%
2019	1.00	0.021		(0.021)	1.00	2.09
2018	1.00	0.013		(0.013)	1.00	1.34
2017	1.00	0.006		(0.006)	1.00	0.55
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.02
Class Z
2020	$1.00	$0.011		$(0.011)	$1.00	1.09%
2019	1.00	0.023		(0.023)	1.00	2.34
2018	1.00	0.016		(0.016)	1.00	1.59
2017	1.00	0.008		(0.008)	1.00	0.80
2016[3]	1.00	0.001		(0.001)	1.00	0.05

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

60	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Retail Prime Obligations Fund
Class A
2020	$467,288	0.54%	0.75%	0.79%	0.50%
2019	507,092	0.61	1.85	0.80	1.66
2018	1,151,807	0.75	1.03	0.80	0.98
2017	1,142,089	0.74	0.27	0.82	0.19
2016[3]	831,019	0.60	0.02	0.84	(0.22)
Class T
2020	$7	0.39%	0.91%	0.40%	0.90%
2019	7	0.40	1.96	0.45	1.91
2018	984	0.40	1.60	0.47	1.53
2017	162	0.40	0.68	0.46	0.62
2016[3]	7	0.39	0.23	0.45	0.17
Class V
2020	$29,449	0.30%	1.04%	0.35%	0.99%
2019	45,810	0.30	2.21	0.35	2.16
2018	40,102	0.30	1.49	0.36	1.43
2017	27,939	0.30	0.75	0.36	0.69
2016[3]	10	0.30	0.33	0.42	0.21
Class X
2020	$31,592	0.14%	1.60%	0.25%	1.49%
2019	212,871	0.14	2.41	0.25	2.30
2018	18,748	0.14	1.63	0.26	1.51
2017[4]	29,731	0.14	0.95	0.26	0.83
Class Y
2020	$1,442,471	0.42%	0.82%	0.49%	0.75%
2019	1,350,240	0.45	2.07	0.50	2.02
2018	1,301,030	0.45	1.34	0.51	1.28
2017	1,142,900	0.45	0.56	0.52	0.49
2016[3]	925,567	0.45	0.17	0.54	0.08
Class Z
2020	$573,241	0.20%	1.03%	0.25%	0.98%
2019	574,552	0.20	2.34	0.25	2.29
2018	346,523	0.20	1.59	0.26	1.53
2017	278,460	0.20	0.82	0.26	0.76
2016[3]	48,335	0.20	0.41	0.29	0.32

[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	61

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value
	Beginning	Investment		Investment	End of	Total
	of Period	Income		Income	Period	Return[1]
Retail Tax Free Obligations Fund*
Class A
2020	$1.00	$0.004		$(0.004)	$1.00	0.41%
2019	1.00	0.009		(0.009)	1.00	0.85
2018	1.00	0.005		(0.005)	1.00	0.47
2017	1.00	0.000	[2]	(0.000)[2]	1.00	0.05
2016	1.00	—		—	1.00	0.00
Class V
2020	$1.00	$0.007		$(0.007)	$1.00	0.72%
2019	1.00	0.013		(0.013)	1.00	1.31
2018	1.00	0.009		(0.009)	1.00	0.92
2017	1.00	0.005		(0.005)	1.00	0.46
2016	1.00	0.001		(0.001)	1.00	0.05
Class Y
2020	$1.00	$0.006		$(0.006)	$1.00	0.61%
2019	1.00	0.012		(0.012)	1.00	1.16
2018	1.00	0.008		(0.008)	1.00	0.77
2017	1.00	0.003		(0.003)	1.00	0.31
2016	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class Z
2020	$1.00	$0.008		$(0.008)	$1.00	0.81%
2019	1.00	0.014		(0.014)	1.00	1.41
2018	1.00	0.010		(0.010)	1.00	1.02
2017	1.00	0.006		(0.006)	1.00	0.56
2016	1.00	0.001		(0.001)	1.00	0.09

*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

62	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund*
Class A
2020	$63,262	0.55%	0.34%	0.84%	0.05%
2019	31,081	0.75	0.85	0.88	0.72
2018	33,861	0.75	0.47	0.87	0.35
2017	32,171	0.71	0.04	0.92	(0.17)
2016	42,974	0.20	0.00	0.86	(0.66)
Class V
2020	$13,106	0.29%	0.64%	0.39%	0.54%
2019	783	0.30	1.28	0.42	1.16
2018	536	0.30	0.89	0.42	0.77
2017	1,872	0.30	0.45	0.47	0.28
2016	1,702	0.14	0.03	0.41	(0.24)
Class Y
2020	$384,088	0.40%	0.56%	0.54%	0.42%
2019	333,668	0.45	1.15	0.58	1.02
2018	316,973	0.45	0.79	0.57	0.67
2017	260,044	0.45	0.31	0.62	0.14
2016	289,274	0.19	0.00	0.56	(0.37)
Class Z
2020	$29,546	0.20%	0.93%	0.30%	0.83%
2019	49,645	0.20	1.38	0.32	1.26
2018	20,631	0.20	1.03	0.32	0.91
2017	32,401	0.20	0.55	0.37	0.38
2016	62,763	0.12	0.09	0.32	(0.11)

*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	63

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Treasury Obligations Fund
Class A
2020	$1.00	$0.006		$(0.006)	$(0.000)[2]	$1.00	0.55%
2019	1.00	0.016		(0.016)	—	1.00	1.61
2018	1.00	0.008		(0.008)	—	1.00	0.77
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
Class D
2020	$1.00	$0.006		$(0.006)	$(0.000)[2]	$1.00	0.63%
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.92
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.15
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
Class P
2020	$1.00	$0.009		$(0.009)	$(0.000)[2]	$1.00	0.94%
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[3]	1.00	0.011		(0.011)	—	1.00	1.07
Class V
2020	$1.00	$0.008		$(0.008)	$(0.000)[2]	$1.00	0.81%
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.22
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.05

64	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Treasury Obligations Fund
Class X
2020	$1.00	$0.009		$(0.009)	$(0.000)[2]	$1.00	0.94%
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018	1.00	0.014		(0.014)	—	1.00	1.38
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.55
2016[4]	1.00	0.001		(0.001)	—	1.00	0.10
Class Y
2020	$1.00	$0.007		$(0.007)	$(0.000)[2]	$1.00	0.72%
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.07
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.25
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
Class Z
2020	$1.00	$0.009		$(0.009)	$(0.000)[2]	$1.00	0.91%
2019	1.00	0.022		(0.022)	—	1.00	2.19
2018	1.00	0.013		(0.013)	—	1.00	1.34
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.51
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.13

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	65

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2020	$175,572	0.51%	0.51%	0.78%	0.24%
2019	246,012	0.75	1.60	0.78	1.57
2018	185,799	0.75	0.75	0.79	0.71
2017	239,773	0.60	0.07	0.80	(0.13)
2016	274,237	0.30	0.00	0.80	(0.50)
Class D
2020	$2,028,803	0.43%	0.57%	0.63%	0.37%
2019	1,367,671	0.60	1.75	0.64	1.71
2018	1,461,918	0.60	0.92	0.64	0.88
2017	1,521,672	0.53	0.14	0.64	0.03
2016	1,970,955	0.30	0.00	0.64	(0.34)
Class P
2020	$94,546	0.15%	1.45%	0.23%	1.37%
2019	921,110	0.15	2.16	0.23	2.08
2018[3]	20	0.16	1.52	0.23	1.45
Class V
2020	$657,474	0.27%	0.85%	0.33%	0.79%
2019	476,759	0.30	2.07	0.34	2.03
2018	416,145	0.30	1.19	0.34	1.15
2017	491,220	0.30	0.38	0.34	0.34
2016	556,817	0.24	0.04	0.35	(0.07)

66	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2020	$7,456,126	0.14%	0.69%	0.23%	0.60%
2019	2,890,818	0.14	2.22	0.24	2.12
2018	1,989,132	0.14	1.59	0.24	1.49
2017	107,165	0.14	0.55	0.24	0.45
2016[4]	67,258	0.14	0.26	0.25	0.15
Class Y
2020	$3,255,885	0.36%	0.66%	0.48%	0.54%
2019	2,439,178	0.45	1.90	0.49	1.86
2018	2,692,690	0.45	1.08	0.49	1.04
2017	2,577,051	0.44	0.25	0.50	0.19
2016	2,559,849	0.29	0.00	0.49	(0.20)
Class Z
2020	$12,254,555	0.17%	0.77%	0.23%	0.71%
2019	6,646,073	0.18	2.18	0.24	2.12
2018	5,934,233	0.18	1.34	0.24	1.28
2017	4,655,060	0.18	0.51	0.24	0.45
2016	4,152,252	0.17	0.14	0.24	0.07

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	67

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
U.S. Treasury Money Market Fund
Class A
2020	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.53%
2019	1.00	0.016		(0.016)	—	1.00	1.57
2018	1.00	0.007		(0.007)	—	1.00	0.74
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.06
2016	1.00	—		—	—	1.00	0.00
Class D
2020	$1.00	$0.006		$(0.006)	$(0.000)[2]	$1.00	0.61%
2019	1.00	0.017		(0.017)	—	1.00	1.72
2018	1.00	0.009		(0.009)	—	1.00	0.89
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.12
2016	1.00	—		—	—	1.00	0.00
Class V
2020	$1.00	$0.008		$(0.008)	$(0.000)[2]	$1.00	0.80%
2019	1.00	0.020		(0.020)	—	1.00	2.03
2018	1.00	0.012		(0.012)	—	1.00	1.20
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class Y
2020	$1.00	$0.007		$(0.007)	$(0.000)[2]	$1.00	0.70%
2019	1.00	0.019		(0.019)	—	1.00	1.87
2018	1.00	0.010		(0.010)	—	1.00	1.04
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.21
2016	1.00	—		—	—	1.00	0.00
Class Z
2020	$1.00	$0.009		$(0.009)	$(0.000)[2]	$1.00	0.88%
2019	1.00	0.021		(0.021)	—	1.00	2.13
2018	1.00	0.013		(0.013)	—	1.00	1.30
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.44
2016	1.00	0.001		(0.001)	—	1.00	0.07
[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

68	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2020	$37,244	0.53%	0.51%	0.79%	0.25%
2019	45,660	0.75	1.57	0.81	1.51
2018	43,845	0.75	0.75	0.82	0.68
2017	33,310	0.56	0.04	0.83	(0.23)
2016	90,779	0.26	0.00	0.84	(0.58)
Class D
2020	$64,128	0.43%	0.48%	0.64%	0.27%
2019	32,349	0.60	1.70	0.66	1.64
2018	49,769	0.60	0.85	0.67	0.78
2017	73,968	0.51	0.10	0.68	(0.07)
2016	94,275	0.23	0.00	0.69	(0.46)
Class V
2020	$94,065	0.28%	0.75%	0.34%	0.69%
2019	106,254	0.30	2.03	0.36	1.97
2018	57,661	0.30	1.20	0.37	1.13
2017	43,810	0.30	0.36	0.38	0.28
2016	32,435	0.21	0.01	0.39	(0.17)
Class Y
2020	$795,799	0.36%	0.66%	0.49%	0.53%
2019	598,298	0.45	1.87	0.51	1.81
2018	684,906	0.45	1.04	0.52	0.97
2017	696,466	0.43	0.21	0.53	0.11
2016	612,984	0.24	0.00	0.54	(0.30)
Class Z
2020	$2,099,174	0.19%	0.72%	0.24%	0.67%
2019	781,354	0.20	2.10	0.26	2.04
2018	434,331	0.20	1.27	0.27	1.20
2017	392,662	0.20	0.42	0.28	0.34
2016	409,806	0.17	0.07	0.28	(0.04)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	69

Notes to Financial Statements	August 31, 2020, all dollars and shares are rounded to thousands (000 omitted)

1 >	Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares. Effective October 26, 2018, Class G shares were converted to Class A shares of Treasury Obligations Fund.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class T and Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares. Class X shares closed on October 30, 2018.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020

70	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

and generally can be applied through December 31, 2022. Management has determined that there is no impact to the financial statements.

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2020, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	71

Notes to Financial Statements	August 31, 2020, all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2020, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Debt	$—	$23,799,742	$—	$23,799,742
U.S. Government Agency Debt	—	23,798,099	—	23,798,099
U.S. Treasury Repurchase Agreements	—	18,412,029	—	18,412,029
U.S. Government Agency Repurchase
Agreements	—	3,925,000	—	3,925,000
Investment Companies	600,000	—	—	600,000
Total Investments	$600,000	$69,934,870	$—	$70,534,870
Institutional Prime Obligations Fund
Financial Company Commercial Paper	$—	$265,736	$—	$265,736
Other Repurchase Agreements	—	205,000	—	205,000
Certificates of Deposit	—	189,618	—	189,618
Asset Backed Commercial Paper	—	117,007	—	117,007
Non-Negotiable Time Deposits	—	100,000	—	100,000
U.S. Treasury Repurchase Agreements	—	70,378	—	70,378
Variable Rate Demand Notes	—	64,485	—	64,485
Non-Financial Company Commercial Paper	—	37,993	—	37,993
Other Instruments	—	17,744	—	17,744
Total Investments	$—	$1,067,961	$—	$1,067,961
Retail Prime Obligations Fund
Financial Company Commercial Paper	$—	$624,011	$—	$624,011
Other Repurchase Agreements	—	462,000	—	462,000
Certificates of Deposit	—	434,928	—	434,928
Asset Backed Commercial Paper	—	363,141	—	363,141
Non-Negotiable Time Deposits	—	224,593	—	224,593
U.S. Treasury Repurchase Agreements	—	220,735	—	220,735
Variable Rate Demand Notes	—	121,745	—	121,745
Non-Financial Company Commercial Paper	—	67,961	—	67,961
Other Instruments	—	25,800	—	25,800
Total Investments	$—	$2,544,914	$—	$2,544,914
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$368,898	$—	$368,898
Non-Financial Company Commercial Paper	—	82,167	—	82,167
Other Municipal Securities	—	38,544	—	38,544
Total Investments	$—	$489,609	$—	$489,609
Treasury Obligations Fund
U.S. Treasury Debt	$—	$15,863,023	$—	$15,863,023
U.S. Treasury Repurchase Agreements	—	10,704,868	—	10,704,868
Total Investments	$—	$26,567,891	$—	$26,567,891
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$3,090,539	$—	$3,090,539
Total Investments	$—	$3,090,539	$—	$3,090,539

Refer to each fund’s Schedule of Investments for further security classification.

72	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

During the fiscal year ended August 31, 2020, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the fiscal year ended August 31, 2020, the funds did not hold any restricted securities. As of August 31, 2020, Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund had investments in illiquid securities with a total value of $1,550,000 or 2.2% of total net assets, $40,000 or 3.7% of total net assets, $95,000 or 3.7% of total net assets, and $350,000 or 1.4% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2020, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. As of August 31, 2020, none of the funds had adjustments that impacted these accounts.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	73

Notes to Financial Statements	August 31, 2020, all dollars and shares are rounded to thousands (000 omitted)

The distributions paid during the fiscal years ended August 31, 2020 and August 31, 2019 (adjusted by dividends payable as of August 31, 2020 and August 31, 2019, respectively) were as follows:

		August 31, 2020
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$514,439	$—	$—	$514,439
Institutional Prime Obligations Fund	15,213	—	—	15,213
Retail Prime Obligations Fund	28,079	—	—	28,079
Retail Tax Free Obligations Fund	518	2,579	—	3,097
Treasury Obligations Fund	151,089	—	—	151,089
U.S. Treasury Money Market Fund	19,909	—	—	19,909
		August 31, 2019
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$831,312	$—	$—	$831,312
Institutional Prime Obligations Fund	26,484	—	—	26,484
Retail Prime Obligations Fund	56,264	—	—	56,264
Retail Tax Free Obligations Fund	239	4,178	—	4,417
Treasury Obligations Fund	266,710	—	—	266,710
U.S. Treasury Money Market Fund	27,819	—	—	27,819

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2020.

As of August 31, 2020, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government
Obligations Fund	$2,747	$—	$6	$—	$—	$2,753
Institutional Prime
Obligations Fund	68	—	—	—	217	285
Retail Prime
Obligations Fund	56	—	—	—	—	56
Retail Tax Free
Obligations Fund	—	10	—	(16)	—	(6)
Treasury
Obligations Fund	907	—	—	(79)	—	828
U.S. Treasury
Money Market Fund	310	—	2	—	—	312

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2020.

74	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2020, Retail Tax Free Obligations Fund and Treasury Obligations Fund had indefinite short-term capital loss carryforwards of $16 and $29, respectively, and Treasury Obligations Fund had indefinite long-term capital loss carryforwards of $50.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the fiscal year ended August 31, 2020.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset
				in the Statements of
				Assets and Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statements	the Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Assets:	Assets	and Liabilities	and Liabilities	Instruments	(Received)	Amount[1]
Repurchase Agreements
Government
Obligations Fund	$22,337,029	$—	$22,337,029	$—	$(22,337,029)	$—
Institutional Prime
Obligations Fund	275,378	—	275,378	—	(275,378)	—
Retail Prime
Obligations Fund	682,735	—	682,735	—	(682,735)	—
Treasury
Obligations Fund	10,704,868	—	10,704,868	—	(10,704,868)	—
[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	75

Notes to Financial Statements	August 31, 2020, all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

	Overnight
Remaining Contractual Maturity	and	Up to	31 to 90	Over
of the Repurchase Agreements	Continuous	30 Days	Days	91 Days	Total
Government Obligations Fund
U.S. Government Agency	$3,325,000	$600,000	$—	$—	$3,925,000
U.S. Treasury	8,432,029	8,380,000	1,600,000	—	18,412,029
Total	$11,757,029	$8,980,000	$1,600,000	$—	$22,337,029
Institutional Prime
Obligations Fund
Other	$165,000	$—	$40,000	$—	$205,000
U.S. Treasury	70,378	—	—	—	70,378
Total	$235,378	$—	$40,000	$—	$275,378
Retail Prime
Obligations Fund
Other	$367,000	$—	$95,000	$—	$462,000
U.S. Treasury	220,735	—	—	—	220,735
Total	$587,735	$—	$95,000	$—	$682,735
Treasury Obligations Fund
U.S. Treasury	$6,394,868	$3,535,000	$775,000	$—	$10,704,868
Total	$6,394,868	$3,535,000	$775,000	$—	$10,704,868

SECURITIES LENDING – In order to generate additional income, each fund (other than U.S. Treasury Money Market Fund) may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of August 31, 2020, the funds had no securities on loan.

U.S. Bank, the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and may pay up to half of such fees to USBAM for certain securities lending services provided by USBAM. For the fiscal year ended August 31, 2020, no fees were paid to U.S. Bank for serving as the securities lending agent for the funds, because the funds did not participate in securities lending.

Effective June 30, 2020, FAF terminated the securities lending agreements between U.S. Bank and FAF.

76	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2020.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2021, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government
Obligations Fund	0.75%	0.60%	0.18%	N/A	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime
Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free
Obligations Fund	0.75%	N/A	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%
Treasury
Obligations Fund	0.75%	0.60%	0.18%	N/A	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury
Money Market Fund	0.75%	0.60%	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through October 31, 2021 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement,

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	77

Notes to Financial Statements	August 31, 2020, all dollars and shares are rounded to thousands (000 omitted)

USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $30,894, $1,151, $1,862, $436, $10,148, and $1,226 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2020.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the fiscal year ended August 31, 2020, custodian fees were not increased as a result of any overdrafts.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES– Quasar Distributors, LLC (“Quasar”), a wholly-owned subsidiary of Foreside Financial Group, LLC, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and

78	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $2,360, $326, $39, $1,379 and $85 for Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2020.

Under these distribution and shareholder servicing agreements, the following amounts were received by affiliates of USBAM for the fiscal year ended August 31, 2020:

Fund	Amount
Government Obligations Fund	$3,179
Retail Prime Obligations Fund	921
Retail Tax Free Obligations Fund	50
Treasury Obligations Fund	1,548
U.S. Treasury Money Market Fund	95

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed $11,346, $105, $494, $234, $4,470, and $637 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2020.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2020:

Fund	Amount
Government Obligations Fund	$26,070
Institutional Prime Obligations Fund	938
Retail Prime Obligations Fund	4,435
Retail Tax Free Obligations Fund	813
Treasury Obligations Fund	7,503
U.S. Treasury Money Market Fund	1,282

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

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Notes to Financial Statements	August 31, 2020, all dollars and shares are rounded to thousands (000 omitted)

4 > Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

		Reinvestments		Net increase
	Sales	of distributions	Redemptions	(decrease)
Year Ended August 31, 2020
Class T	251,649	6	(269,922)	(18,267)
Class V	98,314	6	(176,410)	(78,090)
Class Y	1,042,550	21	(1,062,414)	(19,843)
Class Z	4,882,141	229	(4,969,746)	(87,376)
Year Ended August 31, 2019
Class T	248,182	13	(243,460)	4,735
Class V	373,026	8	(415,607)	(42,573)
Class X1	278,702	—	(318,720)	(40,018)
Class Y	1,334,817	45	(1,507,339)	(172,477)
Class Z	4,115,774	345	(3,932,323)	183,796
[1]	Effective 10/30/2018 Institutional Prime Obligations Fund Class X was closed.

5 > Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2020, the percentage of portfolio investments by each category was as follows:

Retail Tax Free
Obligations Fund
Weekly Variable Rate Demand Notes	65.2%
Commercial Paper & Put Bonds	16.8
Daily Variable Rate Demand Notes	10.1
Other Municipal Notes & Bonds	7.9
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At August 31, 2020, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free
Obligations Fund
Revenue Bonds	75.2%
Non-Financial Company Commercial Paper	16.8
General Obligations	8.0
100.0%

6 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

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7 > Market Events

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has since spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

8 > Government Obligations Fund – Share Issuance

Government Obligations Fund (the “fund”) Class Z shares issued shares in excess of amounts authorized by the fund’s board of directors. The fund’s Class Z shares issued shares in excess of amounts authorized beginning in October 2019 and ended September 8, 2021, on which date the articles of amendment to FAF’s articles of incorporation, which authorized the issuance of additional shares, were filed with the Minnesota Secretary of State. The fund’s Class Z shares now has 100 billion shares authorized.

With respect to all shares of Class Z (including shares previously issued in excess of amounts then-authorized), the fund maintained a $1.00 per share net asset value, and each holder of shares of Class Z (including those holding over-issued shares) received all dividends declared by FAF to which they were entitled and experienced the full economic benefits of being a shareholder of the fund.

In part to address the over-issuance, the fund’s board of directors has approved, subject to shareholder approval, the reorganization of the fund into a newly created fund (Government Obligations Fund, a series of First American Funds Trust, a Massachusetts business trust (“FAF Trust”)). FAF Trust initially filed registration statements on Form N- 1A and Form N-14 on October 27, 2021, and November 18, 2021, respectively. The registration statements are pending SEC staff review and the date of their effectiveness is uncertain. The registration statements are available on the SEC’s website at www.sec.gov.

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Notes to Financial Statements	August 31, 2020, all dollars and shares are rounded to thousands (000 omitted)

9 > Government Obligations Fund – Restatement

Subsequent to the issuance of the annual report for the period ended August 31, 2022, Government Obligations Fund (the “fund”) determined the over-issued shares (as such shares are described in note 8 above) should be accounted for as a liability in the fund’s financial statements. Notwithstanding the change in accounting treatment, each holder of shares of the fund’s Class Z shares (including those holding over-issued shares) experienced the full economic benefits of being a shareholder of the fund, as further explained in note 8 above (which has been added to provide information related to the share over-issuance).

The over-issued shares had previously been treated as portfolio capital in the Statement of Assets and Liabilities for the fund. The fund has restated its statements of assets and liabilities, the schedules of investments, statements of operations, statements of changes in net assets, and financial highlights for the fiscal years ended August 31, 2022, August 31, 2021, and August 31, 2020, and the semiannual periods ended February 28, 2022, February 28, 2021, and February 29, 2020, to treat the over-issued shares as a liability. The restatement adjustments had no effect on the fund’s reported net asset values during the reporting periods.

Because shares of the fund are generally held through omnibus accounts at financial intermediaries authorized to distribute fund shares, the fund and fund management are not able to determine with certainty the holders of fund shares within a given omnibus account that held over-issued shares at any given point in time during the periods subject to the restatement. In preparing the restated financial statements, fund management determined the number of outstanding over-issued shares by accounting for redemptions at the omnibus account level as received during the day, with any over-issued shares being redeemed first, and accounting for subscriptions in the aggregate at the end of the day. This methodology is consistent with the fund's standard operating procedures related to the processing of daily redemptions and subscriptions and was consistently applied for all periods subject to restatement.

The following summarizes the impact of the restatement and excludes balances that were not restated:

First American Government Obligations Fund
Statements of Assets and Liabilities

	August 31, 2020
	Previously Reported	As Restated
Over-issued shares	—	8,186,896
Dividends payable	2,573	2,252
Distributions payable to holders of over-issued shares	—	321
Total liabilities	1,660,658	9,847,554
Portfolio capital	68,891,854	60,704,958
Net assets	68,892,034	60,705,138
Class Z:
Net assets	28,187,034	20,000,138
Shares issued and outstanding	28,186,848	19,999,952

82	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

First American Government Obligations Fund
Statements of Operations

	For the Year Ended August 31, 2020
	Previously Reported	As Restated
Distributions to holders of over-issued shares	—	13,767
Total expenses	170,022	183,789
Total net expenses	125,422	139,189
Investment income – net	434,064	420,297
Net increase in net assets resulting from operations	434,267	420,500

First American Government Obligations Fund
Statements of Changes in Net Assets

	Year Ended August 31, 2020
	Previously Reported	As Restated
Net investment income	434,064	420,297
Net increase in net assets resulting from operations	434,267	420,500
Distributions to shareholders:
Class Z	(193,268)	(179,501)
Total distributions	(434,436)	(420,669)
Capital share transactions at net asset value of $1.00 per share:
Class Z:
Proceeds from sales	236,624,754	90,808,675
Reinvestment of distributions	19,455	17,804
Payments for redemptions	(226,792,847)	(89,162,013)
Increase in net assets from Class Z transactions	9,851,362	1,664,466
Increase in net assets from capital share transactions	18,991,658	10,804,762
Total increase in net assets	18,991,489	10,804,593
Net assets at end year	68,892,034	60,705,138

First American Government Obligations Fund
Financial Highlights
	August 31, 2020
	Previously Reported	As Restated
Class Z:
Net Assets End of Period (000)	28,187,034	20,000,138
Ratio of Expenses to Average Net Assets	0.18%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.80%	0.91%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.23%	0.35%
Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	0.75%	0.84%

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Notes to Financial Statements	August 31, 2020, all dollars and shares are rounded to thousands (000 omitted)

10 > Events Subsequent To Period End

Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2020, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

On September 18, 2020, Class T shares commenced operations in Government Obligations Fund, Retail Tax Free Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund.

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Notice to Shareholders	August 31, 2020 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2021 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2020, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

	Long Term	Ordinary
	Capital Gains	Income	Tax	Total
	Distributions	Distributions	Exempt	Distributions
Fund	(Tax Basis)	(Tax Basis)	Interest	(Tax Basis)[1]
Government Obligations Fund	—%	100.0%	—%	100.0%
Institutional Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Retail Tax Free Obligations Fund	—	16.7	83.3	100.0
Treasury Obligations Fund	—	100.0	—	100.0
U.S. Treasury Money Market Fund	—	100.0	—	100.0
[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	90.8
Retail Prime Obligations Fund	89.8
Retail Tax Free Obligations Fund	100.0
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	0.0	%*
Institutional Prime Obligations Fund	0.0	*
Retail Prime Obligations Fund	0.0
Retail Tax Free Obligations Fund	0.0
Treasury Obligations Fund	0.0
U.S. Treasury Money Market Fund	0.2

*	Rounds to 0.0%.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

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Notice to Shareholders	August 31, 2020 (unaudited)

FORM N-MFP HOLDINGS INFORMATION

Each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board, which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”).

At meetings on May 11, 2020 and June 16, 2020 (in accordance with an exemptive order issued by the Securities and Exchange Commission on March 25, 2020), the Board considered information relating to the Agreement. In advance of the meetings, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to the meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund and individual directors may have evaluated the information presented differently from one another, attributing different weights to various factors.

At the May 11, 2020 and June 16, 2020 meetings and before approving the Agreement, the independent directors met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund and approved the Agreement through June 30, 2021. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the

86	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the 1940 Act, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM from the Funds’ Chief Compliance Officer.

The Board considered that in March 2020, all but a small number of USBAM employees began working from home due to the COVID-19 pandemic. The Board noted that USBAM has not experienced any material disruptions to its operations during this time.

Based on the foregoing, the Board concluded that each Fund benefits from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 29, 2020. With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that the comparative data for Class Y shares provides meaningful information for the Board’s consideration of the Agreement because Class Y shares is a share class offered by each Fund. The Board noted that Class Z shares is the other share class offered by each Fund, however, in USBAM’s view, Class Y shares are more representative of a Fund’s broader shareholder base as they are offered to both retail and institutional investors, whereas Class Z shares are primarily offered to institutional investors. The Board further considered USBAM’s assertion that the analysis of investment performance would not differ materially if another share class were selected for comparative purposes.

The Board considered USBAM’s assertion that investment performance should be focused on a Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that each Fund’s peer group performance universe includes comparable funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, the Fund’s Class Y shares). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of a Fund’s investment performance.

GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s performance was equal to its performance universe median for the one- and three-year periods and the Fund underperformed its performance universe median for the five-year period by one

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Notice to Shareholders	August 31, 2020 (unaudited)

basis point on a gross-of-expenses basis. The Board also considered that the Fund underperformed in relation to its performance universe median for the one-, three- and five-year periods on a net-of-expenses basis. The Board considered that the Fund’s competitive performance on a gross-of-expenses basis indicated that the Fund’s portfolio management team was successfully implementing the Fund’s investment strategy, and in light of this competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund underperformed its peer universe median over the one-year period by two basis points and outperformed its peer universe median over the three-year period by one basis point on a gross-of-expenses basis. The Board also considered that the Fund outperformed in relation to its performance universe median for the one- and three-year period on a net-of-expenses basis. The Board considered that the Fund’s competitive performance on gross-of-expenses and net-of-expenses bases indicated that the Fund’s portfolio management team was successfully implementing the Fund’s investment strategy The Board considered that the Fund commenced operations on July 18, 2016. In light of the brief period of time since the Fund’s commencement of operations and its competitive performance thus far, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a net-of-expenses basis and gross-of-expenses basis. The Board noted that while the Fund’s asset base has generally been more stable in the past year (between $900 million-$1.2 billion), there have been large inflows throughout the year that have been short-term in nature. Because of this, the Board considered that the Fund’s portfolio has been structured to support liquidity targets and fund metrics that account for expected subsequent outflows, which has had a negative impact on fund performance. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

TREASURY OBLIGATIONS FUND. The Board considered that the Fund outperformed its performance universe median over the one-, three- and five-year periods on a gross-of-expenses basis. The Board also considered that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a net-of-expenses basis. The Board considered that the Fund’s performance on a gross-of-expenses basis indicated that the Fund’s portfolio management team was successfully implementing the Fund’s investment strategy, and in light of this competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL TAX FREE OBLIGATIONS FUND. The Board considered that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a gross-of-expenses and net-of-expenses basis. The Board considered that the information prepared by the independent consultant reflects that the Fund has generally remained competitive on a gross-of-expenses basis, with results trailing the performance universe median for each of the periods by only a slight margin. The Board further considered that the Fund’s underperformance can be attributed to the relatively high quality of the Fund’s portfolio holdings as compared to the performance universe and the entirely tax-free nature of the Fund’s income. The Board noted that the Fund has historically been more conservatively positioned relative to peers that invest as a strategy in higher credit risk issuers. In addition, the Board considered that, although the Fund is allowed to invest up to 20% of its assets in taxable securities, including

88	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

securities subject to the alternative minimum tax, the Fund does not invest in any such securities, which is not the case for all funds in the Fund’s performance universe. In light of the Fund’s entirely tax-free nature of its investments and its generally competitive performance compared to its performance universe on a gross-of-expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund underperformed its performance universe median during the one-, three- and five-year periods on a gross-of-expenses basis and on a net-of-expenses basis. The Board considered that the information prepared by the independent consultant illustrates that the Fund has remained competitive on a gross-of-expenses basis, with results trailing the performance universe median for each of the periods by only a slight margin. The Board further considered USBAM’s assertion that underperformance of the Fund is generally attributable to cash flows in and out of the Fund, which vary from month to month, and affect the duration and performance of the portfolio for the relevant period and that, because of the relatively narrow range of returns in the performance universe, rankings within the universe will change frequently. In light of the competitive performance on a gross-of-expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

Fees and Expenses of the Funds

The Board reviewed the fees paid to USBAM and the other expenses borne by each Fund, as applicable. The independent consultant provided comparative data in regard to the fees and expenses of each Fund and comparable funds.

With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that the comparative data for Class Y shares provides meaningful information for the Board’s consideration of the Agreement because Class Y shares is a share class offered by each Fund. The Board noted that Class Z shares is the other share class offered by each Fund and considered USBAM’s assertion that Class Y shares are more representative of a Fund’s broader shareholder base as they are offered to both retail and institutional investors, whereas Class Z shares are primarily offered to institutional investors. The Board further considered USBAM’s assertion that the analysis of the cost of services would not differ materially if another share class were selected for comparative purposes.

The Board considered USBAM’s assertion that the costs of services should be primarily focused on a Fund’s total expense ratio after waivers as compared to the expense group median total expense ratio after waivers. The Board considered that this is because funds within an expense group may have very different expense categories (e.g., advisory, administrative, shareholder servicing, etc.), and fees associated with such categories, that comprise a fund’s total expense ratio. The Board also considered USBAM’s assertion that because money market funds are highly commoditized, and it is relatively easy for investors to move from one fund to another, the need to remain competitive on overall costs of services is critical. The Board noted that, generally, money market funds, including the Funds, use a combination of contractual and voluntary expense waivers and reimbursements to enable a fund to remain competitive within the particular market served by each fund share class.

The Board further considered that the median total expense ratio of a Fund’s peer group will necessarily reflect the effect of any breakpoints in the comparable funds’ advisory fee schedules. Therefore, by capping a Fund’s total expense ratio at a level close to the

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Notice to Shareholders	August 31, 2020 (unaudited)

peer group’s median, as necessary, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules.

GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is two basis points higher than the peer group median total expense ratio after waivers, which is at a level generally in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the peer group median. The Board further considered that the Fund’s total expense ratio after waivers is three basis points lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median, and the advisory fee after waivers is equal to the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after waivers, which is at a level generally in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

TREASURY OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the peer group median. The Board noted that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL TAX FREE OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is two basis points higher than the peer group median total expense ratio after waivers, which is at a level generally in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund’s contractual advisory fee is four basis points lower than the applicable peer group median, and the advisory fee after waivers is equal to the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point higher than the peer group median total expense ratio after waivers, which is at a level generally in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

90	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board also noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of a Fund’s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, administrator, transfer agent, and custodian and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

FIRST AMERICAN FUNDS	2020 ANNUAL REPORT	91

Notice to Shareholders	August 31, 2020 (unaudited)

Directors and Officers of the Funds

Independent Directors

Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
David K. Baumgardner (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Mark E. Gaumond (1950)	Chair; Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Walsh Park Benevolent Corporation. Former Director, Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc., a producer of iron ore pellets), The California Academy of Sciences, Rayonier, Inc. and Rayonier Advanced Materials, Inc.	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (manage ment and technology consulting)
Roger A. Gibson (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Retired. Former Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Trustee, Diversified Real Asset Income Fund (investment company); former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member.	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Jennifer J. McPeek, CFA (1970)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Independent advisor/consultant. Formerly Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer, Janus Henderson Group plc (2016-2017). Prior thereto, Executive Vice President and Chief Financial Officer, Janus Capital Group Inc. (2013-2016).	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Cboe Global Markets, Inc. (stock and commodity exchange holding company)

92	FIRST AMERICAN FUNDS	2020 ANNUAL REPORT

Independent Directors (cont.)
Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
C. David Myers (1963)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Operating Director of AE Industrial Partners LLC and Chairman of the Industrial HVAC-R portfolio, a subset of AE Industrial Partners (2017-present) Director, The Boler Group (operating as Hendrickon International) (manufacturing for the global commercial transportation industry) (2017-present).	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, The Manitowoc Company Inc. (a global diversified technology and industrial company)
P. Kelly Tompkins (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland-Marshall College of Law (2018- present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, ,Inc.) (a producer of iron ore pellets).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

*	The address of each of the directors is P.O. Box 1329, Minneapolis, MN 55440-1329 unless otherwise noted.

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota 55440-1330.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	93

Notice to Shareholders	August 31, 2020 (unaudited)

Officers
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc.
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Head of Operations and Mutual Fund Treasurer, U.S. Bancorp Asset Management, Inc.
Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc.

94	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

Officers (cont.)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alyssa A. Bentz U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since September 2019	Compliance Manager, U.S. Bancorp Asset Management, Inc. since December 2015; prior thereto, Managing Director of Operations, U.S. Bancorp Asset Management, Inc. from January 2011 through December 2015
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

*	Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson, Mayr, and Bentz are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	95

Board of Directors	First American Funds, Inc.

Mark Gaumond

Chair of First American Funds, Inc.

Director of Booz Allen Hamilton Holding Corporation
Director of Rayonier Advanced Materials, Inc.
Director of Walsh Park Benevolent Corporation

David Baumgardner

Director of First American Funds, Inc.
Chief Financial Officer of Smyth Companies, LLC

Roger Gibson

Director of First American Funds, Inc.

Jennifer McPeek, CFA

Director of First American Funds, Inc.
Director of Cboe Global Markets, Inc.
Independent Advisory/Consultant

C. David Myers

Director of First American Funds, Inc.
Director of the Manitowoc Company
Director of the Boler Group

P. Kelly Tompkins

Director of First American Funds, Inc.
Senior Advisor at Dix and Eaton
Leader-in-Residence at Cleveland-Marshall College of Law

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive	Ernst & Young LLP
800 Nicollet Mall	Suite 302	220 South Sixth Street
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53212	Suite 1400
Minneapolis, Minnesota 55402
ADMINISTRATOR	DISTRIBUTOR
U.S. Bancorp Asset	Quasar Distributors, LLC	COUNSEL
Management, Inc.	111 East Kilbourn Avenue	Ropes & Gray LLP
800 Nicollet Mall	Suite 2200	191 North Wacker Drive
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202	Chicago, Illinois 60606

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0132-20   10/2020    AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that David K. Baumgardner, Mark E. Gaumond, Jennifer J. McPeek, C. David Myers and P. Kelly Tompkins, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)

Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $297,900 in the fiscal year ended August 31, 2020 and $296,500 in the fiscal year ended August 31, 2019, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)

Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,700 in the fiscal year ended August 31, 2020 and $1,700 in the fiscal year ended August 31, 2019, including fees associated with the semi-annual review of fund disclosures.

(c)

Tax Fees - E&Y billed the registrant fees of $25,500 in the fiscal year ended August 31, 2020 and $25,500 in the fiscal year ended August 31, 2019, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees - - There were no fees billed by E&Y for other services to the registrant during the fiscal years ended August 31, 2020 and August 31, 2019.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

●	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

●	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

●	Meet quarterly with the partner of the independent audit firm

●	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

●	Annual Fund financial statement audits

●	Seed audits (related to new product filings, as required)

●	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

●	Accounting consultations

●	Fund merger support services

●	Other accounting related matters

●	Agreed Upon Procedure Reports

●	Attestation Reports

●	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

●	Tax compliance services related to the filing or amendment of the following:

●	Federal, state and local income tax compliance, and

●	Sales and use tax compliance

●	Timely RIC qualification reviews

●	Tax distribution analysis and planning

●	Tax authority examination services

●	Tax appeals support services

●	Accounting methods studies

●	Fund merger support services

●	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

●	Management functions

●	Accounting and bookkeeping services

●	Internal audit services

●	Financial information systems design and implementation

●	Valuation services supporting the financial statements

●	Actuarial services supporting the financial statements

●	Executive recruitment

●	Expert services (e.g., litigation support)

●	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	0.00% of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $1,461,000 in the fiscal year ended August 31, 2020 and $739,250 in the fiscal year ended August 31, 2019.

(h)

The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)

Evaluation of Disclosure Controls and Procedures. The registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act of 1940, as amended (the "Company Act"), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer ("PEO") and principal financial officer ("PFO"), as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the PEO and PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Subsequent to the original filing of the registrant's N-CSR for the fiscal period ended August 31, 2020, a material weakness in internal controls was identified regarding the over-issuance of authorized shares, which resulted in an overstatement in net assets reported in Government Obligations Fund's financial statements for the fiscal period ended August 31, 2020. Management previously concluded that the registrant's disclosure controls and procedures were effective as of August 31, 2020, but due to the identification that the over-issued shares should be treated as a liability, it was determined that a material weakness existed in the effectiveness of internal controls related to the registrant's accounting for these over-issued shares. As a result, the registrant has since concluded that its disclosure controls and procedures were not effective as of August 31, 2020.

A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the registrant's annual or interim financial statements will not be prevented or detected on a timely basis.

Following the identification and review of the matter described above, the registrant has enhanced the effectiveness of its controls and procedures related to the accounting for authorized shares.

(b)

Changes in Internal Controls. Management did not make a final determination that the historical accounting was incorrect until January 2023. Consequently, the then-existing control system remained in place such that there were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Company Act) that occurred during the fiscal period ended August 31, 2020 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)   Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: May 5, 2023

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: May 5, 2023